UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-7043

Name of Registrant: Vanguard Admiral Funds

Address of Registrant:

P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:

Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: August 31

Date of reporting period: November 30, 2011

Item 1: Schedule of Investments

Vanguard Admiral Treasury Money Market Fund

Schedule of Investments
As of November 30, 2011

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (108.1%)
United States Treasury Bill	0.015%	12/1/11	1,192,730	1,192,730
United States Treasury Bill	0.030%	12/8/11	1,183,000	1,182,993
United States Treasury Bill	0.010%	12/15/11	796,927	796,924
United States Treasury Bill	0.010%	12/22/11	1,110,943	1,110,936
United States Treasury Bill	0.020%–0.095%	12/29/11	1,164,409	1,164,368
United States Treasury Bill	0.028%–0.080%	1/5/12	429,000	428,977
United States Treasury Bill	0.015%	1/12/12	746,000	745,987
United States Treasury Bill	0.028%–0.030%	1/19/12	944,000	943,963
United States Treasury Bill	0.020%	1/26/12	1,289,000	1,288,960
United States Treasury Bill	0.010%	2/2/12	793,317	793,303
United States Treasury Bill	0.005%	2/9/12	1,341,901	1,341,888
United States Treasury Bill	0.010%–0.080%	2/16/12	1,100,000	1,099,931
United States Treasury Bill	0.015%	2/23/12	1,173,000	1,172,959
United States Treasury Bill	0.030%	3/1/12	1,192,000	1,191,910
United States Treasury Bill	0.060%	4/5/12	525,000	524,890
United States Treasury Bill	0.040%	5/17/12	454,000	453,915
United States Treasury Note/Bond	1.375%	3/15/12	418,000	419,551
United States Treasury Note/Bond	4.500%	3/31/12	100,000	101,459
Total U.S. Goverment and Agency Obligations (Cost $15,955,644)				15,955,644
Total Investments (108.1%) (Cost $15,955,644)				15,955,644
Other Assets and Liabilities-Net (-8.1%)				(1,191,808)
Net Assets (100%)				14,763,836
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2011, 100% of the market value of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard S&P 500 Value Index Fund

Schedule of Investments
As of November 30, 2011

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (6.9%)
Home Depot Inc.	9,628	378
Time Warner Inc.	6,438	224
Walt Disney Co.	5,253	188
Lowe's Cos. Inc.	7,755	186
Johnson Controls Inc.	4,187	132
CBS Corp. Class B	4,133	108
News Corp. Class A	5,922	103
* Ford Motor Co.	9,581	102
Target Corp.	1,790	94
Genuine Parts Co.	968	57
Carnival Corp.	1,391	46
Time Warner Cable Inc.	698	42
Kohl's Corp.	690	37
McGraw-Hill Cos. Inc.	792	34
Macy's Inc.	1,004	32
Staples Inc.	2,196	32
VF Corp.	224	31
Harley-Davidson Inc.	815	30
H&R Block Inc.	1,883	30
JC Penney Co. Inc.	876	28
Omnicom Group Inc.	650	28
Newell Rubbermaid Inc.	1,800	28
Whirlpool Corp.	473	23
Mattel Inc.	786	23
Best Buy Co. Inc.	835	23
* Goodyear Tire & Rubber Co.	1,491	21
DR Horton Inc.	1,721	21
* GameStop Corp. Class A	863	20
Leggett & Platt Inc.	871	19
International Game Technology	1,049	18
Gap Inc.	933	17
Gannett Co. Inc.	1,460	16
* Sears Holdings Corp.	236	14
* PulteGroup Inc.	2,045	12
Washington Post Co. Class B	31	11
Abercrombie & Fitch Co.	229	11
* AutoNation Inc.	303	11
Lennar Corp. Class A	485	9
Harman International Industries Inc.	179	7
* Big Lots Inc.	171	7
		2,253
Consumer Staples (10.5%)
Wal-Mart Stores Inc.	10,825	638
Procter & Gamble Co.	8,800	568
CVS Caremark Corp.	8,279	322
Altria Group Inc.	8,293	238
Costco Wholesale Corp.	2,697	230
Kraft Foods Inc.	5,663	205

Walgreen Co.	5,571	188
Archer-Daniels-Midland Co.	4,168	125
Sysco Corp.	3,644	104
Kroger Co.	3,728	86
Kimberly-Clark Corp.	945	67
ConAgra Foods Inc.	2,545	64
General Mills Inc.	1,469	59
JM Smucker Co.	703	53
Lorillard Inc.	467	52
Beam Inc.	952	50
Safeway Inc.	2,168	43
Reynolds American Inc.	1,018	43
Molson Coors Brewing Co. Class B	1,000	41
HJ Heinz Co.	710	37
Tyson Foods Inc. Class A	1,831	37
Sara Lee Corp.	1,717	33
Kellogg Co.	603	30
Hershey Co.	391	23
* Constellation Brands Inc. Class A	1,067	21
Clorox Co.	310	20
Campbell Soup Co.	527	17
McCormick & Co. Inc.	318	15
* Dean Foods Co.	1,153	12
Hormel Foods Corp.	342	10
SUPERVALU Inc.	1,330	10
		3,441
Energy (19.0%)
Exxon Mobil Corp.	29,942	2,409
Chevron Corp.	12,335	1,268
ConocoPhillips	8,456	603
Occidental Petroleum Corp.	2,504	248
Anadarko Petroleum Corp.	1,962	159
Marathon Oil Corp.	4,400	123
Apache Corp.	1,206	120
Williams Cos. Inc.	3,631	117
Hess Corp.	1,861	112
Devon Energy Corp.	1,614	106
Halliburton Co.	2,725	100
EOG Resources Inc.	891	92
Baker Hughes Inc.	1,501	82
Valero Energy Corp.	3,521	78
Marathon Petroleum Corp.	2,189	73
Chesapeake Energy Corp.	2,516	64
Spectra Energy Corp.	2,007	59
Noble Energy Inc.	600	59
El Paso Corp.	2,000	50
Range Resources Corp.	505	36
QEP Resources Inc.	1,081	35
Murphy Oil Corp.	596	33
Cabot Oil & Gas Corp.	369	33
* Nabors Industries Ltd.	1,770	32
EQT Corp.	508	31
* Rowan Cos. Inc.	790	27
Sunoco Inc.	662	26
* Tesoro Corp.	882	21
Helmerich & Payne Inc.	298	17
Noble Corp.	368	13

* Alpha Natural Resources Inc.	440	11
		6,237
Financials (22.4%)
* Berkshire Hathaway Inc. Class B	10,830	853
JPMorgan Chase & Co.	24,012	744
Citigroup Inc.	17,973	494
Wells Fargo & Co.	16,590	429
Bank of America Corp.	62,366	339
US Bancorp	11,826	307
Goldman Sachs Group Inc.	3,115	299
MetLife Inc.	6,520	205
PNC Financial Services Group Inc.	3,240	176
Prudential Financial Inc.	2,991	151
Bank of New York Mellon Corp.	7,580	147
Travelers Cos. Inc.	2,579	145
ACE Ltd.	2,083	145
American Express Co.	2,879	138
Morgan Stanley	9,134	135
Capital One Financial Corp.	2,833	127
State Street Corp.	3,105	123
Chubb Corp.	1,762	119
CME Group Inc.	412	103
Marsh & McLennan Cos. Inc.	3,330	101
BB&T Corp.	4,301	100
Aon Corp.	2,009	92
Allstate Corp.	3,175	85
Discover Financial Services	3,352	80
Progressive Corp.	3,932	74
Loews Corp.	1,911	73
Fifth Third Bancorp	5,684	69
American International Group Inc.	2,696	63
SunTrust Banks Inc.	3,291	60
M&T Bank Corp.	772	56
Weyerhaeuser Co.	3,302	55
ProLogis Inc.	1,861	52
Aflac Inc.	1,121	49
Hartford Financial Services Group Inc.	2,734	49
Principal Financial Group Inc.	1,943	47
Public Storage	349	46
NYSE Euronext	1,608	46
Boston Properties Inc.	479	46
Vornado Realty Trust	612	46
Charles Schwab Corp.	3,629	43
HCP Inc.	1,100	42
Unum Group	1,880	42
XL Group plc Class A	2,024	42
SLM Corp.	3,146	41
Lincoln National Corp.	1,899	38
Northern Trust Corp.	967	36
Host Hotels & Resorts Inc.	2,421	34
KeyCorp	4,631	34
Health Care REIT Inc.	659	33
Franklin Resources Inc.	320	32
Regions Financial Corp.	7,747	32
Comerica Inc.	1,239	31
Invesco Ltd.	1,481	30
Cincinnati Financial Corp.	1,007	30

BlackRock Inc.	172	30
People's United Financial Inc.	2,318	29
Torchmark Corp.	653	28
Kimco Realty Corp.	1,727	27
Assurant Inc.	587	23
* NASDAQ OMX Group Inc.	782	21
Legg Mason Inc.	764	20
* Genworth Financial Inc. Class A	3,061	20
Plum Creek Timber Co. Inc.	535	20
Moody's Corp.	563	20
Huntington Bancshares Inc.	3,616	19
Zions Bancorporation	1,151	18
* E*Trade Financial Corp.	1,578	14
First Horizon National Corp.	1,599	12
Leucadia National Corp.	490	11
Hudson City Bancorp Inc.	1,439	8
Apartment Investment & Management Co.	348	8
Federated Investors Inc. Class B	217	3
		7,339
Health Care (10.4%)
Pfizer Inc.	48,048	964
Johnson & Johnson	6,753	437
UnitedHealth Group Inc.	6,625	323
Merck & Co. Inc.	6,642	237
Bristol-Myers Squibb Co.	4,831	158
WellPoint Inc.	2,220	157
Amgen Inc.	2,487	144
Covidien plc	3,033	138
McKesson Corp.	1,518	123
Aetna Inc.	2,293	96
Humana Inc.	1,029	91
Cardinal Health Inc.	2,119	90
Medtronic Inc.	2,340	85
Baxter International Inc.	1,255	65
* Boston Scientific Corp.	9,400	56
* Thermo Fisher Scientific Inc.	937	44
Becton Dickinson and Co.	484	36
* CareFusion Corp.	1,377	34
AmerisourceBergen Corp. Class A	806	30
* Coventry Health Care Inc.	916	29
Quest Diagnostics Inc.	490	29
* Zimmer Holdings Inc.	407	21
* Forest Laboratories Inc.	571	17
DENTSPLY International Inc.	346	13
PerkinElmer Inc.	314	6
		3,423
Industrials (11.3%)
General Electric Co.	65,280	1,039
United Parcel Service Inc. Class B	2,902	208
Caterpillar Inc.	1,830	179
FedEx Corp.	1,952	162
3M Co.	1,967	159
United Technologies Corp.	1,956	150
Lockheed Martin Corp.	1,696	133
Boeing Co.	1,827	126
Union Pacific Corp.	1,173	121

Emerson Electric Co.	2,060	108
Norfolk Southern Corp.	1,262	95
Honeywell International Inc.	1,732	94
Northrop Grumman Corp.	1,611	92
Tyco International Ltd.	1,517	73
Danaher Corp.	1,372	66
General Dynamics Corp.	984	65
Illinois Tool Works Inc.	1,423	65
CSX Corp.	2,693	58
Waste Management Inc.	1,767	55
PACCAR Inc.	1,279	52
Raytheon Co.	1,133	52
Eaton Corp.	1,092	49
L-3 Communications Holdings Inc.	613	41
Stanley Black & Decker Inc.	520	34
Textron Inc.	1,707	33
* Jacobs Engineering Group Inc.	786	33
Parker Hannifin Corp.	393	33
Dover Corp.	531	29
* Quanta Services Inc.	1,314	27
Fluor Corp.	463	25
Expeditors International of Washington Inc.	571	25
Republic Services Inc. Class A	885	24
Pitney Bowes Inc.	1,239	23
Masco Corp.	2,230	21
Cintas Corp.	686	21
Southwest Airlines Co.	2,428	20
RR Donnelley & Sons Co.	1,153	17
Ryder System Inc.	318	17
Iron Mountain Inc.	524	16
Xylem Inc.	660	16
Robert Half International Inc.	498	13
Equifax Inc.	310	12
Avery Dennison Corp.	399	10
Snap-on Inc.	202	10
		3,701
Information Technology (5.8%)
Intel Corp.	13,574	338
Cisco Systems Inc.	14,565	271
Hewlett-Packard Co.	5,883	164
* Dell Inc.	9,545	150
Accenture plc Class A	1,985	115
Motorola Solutions Inc.	1,769	83
Xerox Corp.	8,650	70
* Yahoo! Inc.	4,106	64
* Motorola Mobility Holdings Inc.	1,605	63
Automatic Data Processing Inc.	1,088	56
Applied Materials Inc.	4,930	53
Corning Inc.	3,566	47
* Adobe Systems Inc.	1,465	40
Fidelity National Information Services Inc.	1,521	37
* Electronic Arts Inc.	1,193	28
TE Connectivity Ltd.	856	27
* NVIDIA Corp.	1,604	25
KLA-Tencor Corp.	535	25
Paychex Inc.	847	25
Jabil Circuit Inc.	1,179	24

Computer Sciences Corp.	957	23
* Fiserv Inc.	376	22
CA Inc.	771	16
VeriSign Inc.	467	16
Lexmark International Inc. Class A	441	15
Molex Inc.	521	13
Total System Services Inc.	635	13
Harris Corp.	345	12
* SAIC Inc.	929	11
* LSI Corp.	1,991	11
Tellabs Inc.	2,207	9
* Novellus Systems Inc.	216	7
* Teradyne Inc.	485	7
* MEMC Electronic Materials Inc.	1,400	6
* Compuware Corp.	487	4
* Monster Worldwide Inc.	413	3
		1,893
Materials (2.8%)
Dow Chemical Co.	7,266	201
EI du Pont de Nemours & Co.	2,357	112
Monsanto Co.	1,485	109
Nucor Corp.	1,951	77
International Paper Co.	2,686	76
Alcoa Inc.	6,564	66
Air Products & Chemicals Inc.	591	50
PPG Industries Inc.	390	34
MeadWestvaco Corp.	1,048	31
Vulcan Materials Co.	800	26
Sherwin-Williams Co.	265	23
Allegheny Technologies Inc.	388	20
* Owens-Illinois Inc.	997	19
Bemis Co. Inc.	641	19
United States Steel Corp.	665	18
Sealed Air Corp.	988	17
Eastman Chemical Co.	428	17
Airgas Inc.	142	11
AK Steel Holding Corp.	669	6
Titanium Metals Corp.	294	5
		937
Telecommunication Services (3.5%)
AT&T Inc.	21,167	613
Verizon Communications Inc.	10,452	394
CenturyLink Inc.	1,892	71
* Sprint Nextel Corp.	18,356	50
Frontier Communications Corp.	3,268	19
Windstream Corp.	1,420	17
		1,164
Utilities (7.4%)
Exelon Corp.	4,079	181
Duke Energy Corp.	8,196	171
NextEra Energy Inc.	2,601	144
Southern Co.	3,223	142
American Electric Power Co. Inc.	2,976	118
FirstEnergy Corp.	2,571	114
Consolidated Edison Inc.	1,800	107
PPL Corp.	3,551	107

Dominion Resources Inc.	1,995	103
Public Service Enterprise Group Inc.	3,122	103
Progress Energy Inc.	1,819	99
PG&E Corp.	2,483	96
Edison International	2,000	79
Sempra Energy	1,473	78
Xcel Energy Inc.	2,977	78
Entergy Corp.	1,090	77
DTE Energy Co.	1,043	55
ONEOK Inc.	635	53
CenterPoint Energy Inc.	2,622	52
Ameren Corp.	1,490	50
Constellation Energy Group Inc.	1,246	50
* AES Corp.	4,050	49
NiSource Inc.	1,735	40
Northeast Utilities	1,083	37
CMS Energy Corp.	1,550	32
Pinnacle West Capital Corp.	672	32
SCANA Corp.	706	31
* NRG Energy Inc.	1,485	29
Pepco Holdings Inc.	1,397	28
Wisconsin Energy Corp.	781	26
TECO Energy Inc.	1,332	25
Integrys Energy Group Inc.	476	24
Nicor Inc.	281	16
		2,426
Total Investments (100.0%) (Cost $32,224)		32,814
Net Assets (100%)		32,814
* Non-income-producing security.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2011, 100% of the market value of the fund's investments was based on Level 1 inputs.

S&P 500 Value Index Fund

C. At November 30, 2011, the cost of investment securities for tax purposes was $32,224,000. Net unrealized appreciation of investment securities for tax purposes was $590,000, consisting of unrealized gains of $1,894,000 on securities that had risen in value since their purchase and $1,304,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P 500 Growth Index Fund

Schedule of Investments
As of November 30, 2011

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (13.9%)
McDonald's Corp.	8,771	838
* Amazon.com Inc.	3,087	594
Comcast Corp. Class A	23,370	530
NIKE Inc. Class B	3,229	311
Walt Disney Co.	8,519	305
* DIRECTV Class A	6,276	296
Starbucks Corp.	6,342	276
Yum! Brands Inc.	3,949	221
Viacom Inc. Class B	4,887	219
* priceline.com Inc.	422	205
* Ford Motor Co.	19,073	202
TJX Cos. Inc.	3,241	200
News Corp. Class A	11,275	197
Target Corp.	3,272	172
Coach Inc.	2,461	154
* Bed Bath & Beyond Inc.	2,084	126
Time Warner Cable Inc.	1,794	108
* Discovery Communications Inc. Class A	2,321	97
Limited Brands Inc.	2,100	89
Ross Stores Inc.	983	88
* Chipotle Mexican Grill Inc. Class A	267	86
* O'Reilly Automotive Inc.	1,089	84
Wynn Resorts Ltd.	682	82
* AutoZone Inc.	248	81
Ralph Lauren Corp. Class A	552	78
Starwood Hotels & Resorts Worldwide Inc.	1,631	78
Kohl's Corp.	1,438	77
Macy's Inc.	2,246	73
Tiffany & Co.	1,083	73
Marriott International Inc. Class A	2,276	70
Carnival Corp.	2,003	66
Omnicom Group Inc.	1,474	64
Nordstrom Inc.	1,393	63
McGraw-Hill Cos. Inc.	1,461	62
Family Dollar Stores Inc.	1,022	61
VF Corp.	427	59
* CarMax Inc.	1,930	56
Darden Restaurants Inc.	1,144	55
Mattel Inc.	1,838	53
* Apollo Group Inc. Class A	986	48
Expedia Inc.	1,661	46
Wyndham Worldwide Corp.	1,296	46
Staples Inc.	3,026	44
Best Buy Co. Inc.	1,473	40
Interpublic Group of Cos. Inc.	4,062	38
Hasbro Inc.	1,031	37
Scripps Networks Interactive Inc. Class A	838	33
Harley-Davidson Inc.	884	32
Gap Inc.	1,659	31

* Netflix Inc.	471	30
Cablevision Systems Corp. Class A	1,910	29
* Urban Outfitters Inc.	943	25
Abercrombie & Fitch Co.	428	21
International Game Technology	1,101	19
DeVry Inc.	523	18
Harman International Industries Inc.	351	14
* Big Lots Inc.	318	13
Lennar Corp. Class A	685	13
		7,126
Consumer Staples (12.2%)
Coca-Cola Co.	19,519	1,312
Philip Morris International Inc.	14,932	1,138
PepsiCo Inc.	13,453	861
Procter & Gamble Co.	11,212	724
Colgate-Palmolive Co.	4,135	378
Kraft Foods Inc.	7,209	261
Altria Group Inc.	6,168	177
Kimberly-Clark Corp.	2,034	145
General Mills Inc.	3,466	138
Mead Johnson Nutrition Co.	1,735	131
Estee Lauder Cos. Inc. Class A	963	114
HJ Heinz Co.	1,744	92
Whole Foods Market Inc.	1,338	91
Coca-Cola Enterprises Inc.	2,702	71
Brown-Forman Corp. Class B	857	68
Dr Pepper Snapple Group Inc.	1,839	67
Kellogg Co.	1,295	64
Avon Products Inc.	3,653	62
Reynolds American Inc.	1,462	61
Lorillard Inc.	531	59
Sara Lee Corp.	2,663	51
Clorox Co.	694	45
Hershey Co.	772	45
McCormick & Co. Inc.	684	33
Campbell Soup Co.	804	26
Hormel Foods Corp.	721	22
		6,236
Energy (6.8%)
Schlumberger Ltd.	11,471	864
Occidental Petroleum Corp.	3,454	342
National Oilwell Varco Inc.	3,601	258
Apache Corp.	1,600	159
Halliburton Co.	4,068	150
Anadarko Petroleum Corp.	1,522	124
* Southwestern Energy Co.	2,952	112
* Cameron International Corp.	2,079	112
EOG Resources Inc.	1,049	109
* FMC Technologies Inc.	2,037	107
El Paso Corp.	3,808	95
Pioneer Natural Resources Co.	994	94
Peabody Energy Corp.	2,299	90
Baker Hughes Inc.	1,634	89
Devon Energy Corp.	1,311	86
Spectra Energy Corp.	2,759	81
Consol Energy Inc.	1,932	81

Noble Energy Inc.	673	66
* Denbury Resources Inc.	3,421	58
Noble Corp.	1,629	56
Chesapeake Energy Corp.	2,139	54
* Newfield Exploration Co.	1,125	52
Range Resources Corp.	674	48
Murphy Oil Corp.	819	46
Diamond Offshore Drilling Inc.	591	36
EQT Corp.	571	35
Cabot Oil & Gas Corp.	384	34
* Alpha Natural Resources Inc.	1,309	31
Helmerich & Payne Inc.	505	29
		3,498
Financials (5.4%)
Wells Fargo & Co.	21,993	569
Simon Property Group Inc.	2,495	310
American Express Co.	4,858	233
Equity Residential	2,522	139
Ventas Inc.	2,449	129
T Rowe Price Group Inc.	2,180	124
BlackRock Inc.	614	106
Aflac Inc.	2,425	105
AvalonBay Communities Inc.	799	100
Public Storage	722	95
Ameriprise Financial Inc.	2,001	92
Franklin Resources Inc.	792	80
* IntercontinentalExchange Inc.	625	76
HCP Inc.	1,933	75
Boston Properties Inc.	589	56
Vornado Realty Trust	723	54
Charles Schwab Corp.	4,120	49
* CBRE Group Inc. Class A	2,762	46
Host Hotels & Resorts Inc.	2,638	37
ProLogis Inc.	1,328	37
Invesco Ltd.	1,799	36
Health Care REIT Inc.	690	35
Moody's Corp.	928	32
Northern Trust Corp.	716	27
Leucadia National Corp.	1,007	24
Plum Creek Timber Co. Inc.	638	24
Kimco Realty Corp.	1,080	17
Hudson City Bancorp Inc.	2,458	14
KeyCorp	1,698	12
Apartment Investment & Management Co.	559	12
Huntington Bancshares Inc.	2,270	12
Federated Investors Inc. Class B	507	8
		2,765
Health Care (12.7%)
Johnson & Johnson	13,977	905
Abbott Laboratories	13,232	722
Merck & Co. Inc.	17,023	609
Eli Lilly & Co.	8,659	328
* Gilead Sciences Inc.	6,560	261
Bristol-Myers Squibb Co.	7,833	256
* Celgene Corp.	3,899	246
* Biogen Idec Inc.	2,062	237

Amgen Inc.	4,023	233
Allergan Inc.	2,615	219
Medtronic Inc.	5,750	210
* Express Scripts Inc.	4,151	190
* Medco Health Solutions Inc.	3,278	186
Baxter International Inc.	3,094	160
* Intuitive Surgical Inc.	331	144
Stryker Corp.	2,808	137
* Agilent Technologies Inc.	2,955	111
St. Jude Medical Inc.	2,794	107
Cigna Corp.	2,424	107
* Thermo Fisher Scientific Inc.	1,950	92
Becton Dickinson and Co.	1,185	87
* Cerner Corp.	1,237	76
* Laboratory Corp. of America Holdings	862	74
* Mylan Inc.	3,638	71
* Watson Pharmaceuticals Inc.	1,070	69
* Edwards Lifesciences Corp.	981	65
CR Bard Inc.	734	64
* Waters Corp.	777	62
* Varian Medical Systems Inc.	994	62
* DaVita Inc.	797	61
* Life Technologies Corp.	1,533	59
* Zimmer Holdings Inc.	955	48
* Forest Laboratories Inc.	1,548	46
AmerisourceBergen Corp. Class A	1,169	43
* Hospira Inc.	1,398	39
Quest Diagnostics Inc.	668	39
DENTSPLY International Inc.	730	26
Patterson Cos. Inc.	796	24
* Tenet Healthcare Corp.	3,688	17
PerkinElmer Inc.	539	10
		6,502
Industrials (10.2%)
United Technologies Corp.	5,021	385
United Parcel Service Inc. Class B	4,335	311
Caterpillar Inc.	2,965	290
Deere & Co.	3,518	279
3M Co.	3,317	269
Union Pacific Corp.	2,532	262
Boeing Co.	3,780	260
Honeywell International Inc.	4,257	230
Precision Castparts Corp.	1,225	202
Emerson Electric Co.	3,487	182
Cummins Inc.	1,655	159
Danaher Corp.	2,946	142
Goodrich Corp.	1,061	129
CSX Corp.	5,592	121
General Dynamics Corp.	1,726	114
Fastenal Co.	2,505	104
Illinois Tool Works Inc.	2,220	101
WW Grainger Inc.	518	97
CH Robinson Worldwide Inc.	1,398	96
Rockwell Automation Inc.	1,221	92
Norfolk Southern Corp.	1,212	91
Tyco International Ltd.	1,856	89
Ingersoll-Rand plc	2,651	88

Joy Global Inc.	892	81
Cooper Industries plc	1,400	78
Rockwell Collins Inc.	1,310	72
Roper Industries Inc.	816	69
Raytheon Co.	1,444	66
Parker Hannifin Corp.	781	65
Eaton Corp.	1,393	63
* Stericycle Inc.	729	59
PACCAR Inc.	1,336	54
Pall Corp.	986	54
Waste Management Inc.	1,566	49
Flowserve Corp.	475	49
Dover Corp.	851	47
Stanley Black & Decker Inc.	713	47
Fluor Corp.	843	46
Expeditors International of Washington Inc.	1,007	44
Republic Services Inc. Class A	1,504	41
Dun & Bradstreet Corp.	420	29
Southwest Airlines Co.	3,491	29
Iron Mountain Inc.	844	26
Equifax Inc.	617	23
Xylem Inc.	661	16
Robert Half International Inc.	523	14
Snap-on Inc.	218	11
Avery Dennison Corp.	342	9
		5,234
Information Technology (31.4%)
* Apple Inc.	7,881	3,012
International Business Machines Corp.	10,152	1,909
Microsoft Corp.	63,389	1,621
* Google Inc. Class A	2,141	1,283
Oracle Corp.	33,588	1,053
Qualcomm Inc.	14,279	782
Intel Corp.	25,890	645
Cisco Systems Inc.	26,651	497
Visa Inc. Class A	4,348	422
* EMC Corp.	17,544	404
Mastercard Inc. Class A	908	340
Texas Instruments Inc.	9,821	296
* eBay Inc.	9,749	288
Hewlett-Packard Co.	9,527	266
* Cognizant Technology Solutions Corp. Class A	2,582	174
Accenture plc Class A	2,740	159
Intuit Inc.	2,589	138
* Salesforce.com Inc.	1,153	137
Automatic Data Processing Inc.	2,660	136
Broadcom Corp. Class A	4,097	124
* NetApp Inc.	3,135	115
* Citrix Systems Inc.	1,599	114
Corning Inc.	8,399	111
* Symantec Corp.	6,380	104
Altera Corp.	2,754	104
* Juniper Networks Inc.	4,527	103
* SanDisk Corp.	2,035	100
Western Union Co.	5,342	93
Analog Devices Inc.	2,539	89
* Red Hat Inc.	1,640	82

* Yahoo! Inc.	5,062	80
TE Connectivity Ltd.	2,503	79
* F5 Networks Inc.	687	78
* Teradata Corp.	1,431	78
Xilinx Inc.	2,256	74
* Autodesk Inc.	1,941	66
Amphenol Corp. Class A	1,450	66
* Adobe Systems Inc.	2,184	60
Linear Technology Corp.	1,934	59
* Western Digital Corp.	1,991	58
Microchip Technology Inc.	1,616	56
* BMC Software Inc.	1,493	53
* Micron Technology Inc.	8,527	51
Applied Materials Inc.	4,359	47
* NVIDIA Corp.	2,942	46
CA Inc.	2,158	46
Paychex Inc.	1,562	45
* Akamai Technologies Inc.	1,561	45
* Fiserv Inc.	683	39
FLIR Systems Inc.	1,358	36
KLA-Tencor Corp.	685	32
* Advanced Micro Devices Inc.	4,907	28
* Electronic Arts Inc.	1,187	28
VeriSign Inc.	773	26
* First Solar Inc.	498	24
* JDS Uniphase Corp.	1,929	21
Harris Corp.	561	20
* SAIC Inc.	1,095	13
* Teradyne Inc.	921	12
* LSI Corp.	2,102	12
Molex Inc.	424	11
Total System Services Inc.	526	11
* Compuware Corp.	1,206	10
* Novellus Systems Inc.	285	10
* Monster Worldwide Inc.	571	4
		16,125
Materials (4.3%)
Freeport-McMoRan Copper & Gold Inc.	8,054	319
Newmont Mining Corp.	4,201	289
Praxair Inc.	2,569	262
EI du Pont de Nemours & Co.	4,679	223
Monsanto Co.	2,501	184
Ecolab Inc.	2,495	142
Mosaic Co.	2,526	133
Cliffs Natural Resources Inc.	1,245	85
Air Products & Chemicals Inc.	996	83
CF Industries Holdings Inc.	555	78
PPG Industries Inc.	803	71
Sigma-Aldrich Corp.	1,035	67
FMC Corp.	610	51
Ball Corp.	1,396	49
International Flavors & Fragrances Inc.	685	37
Sherwin-Williams Co.	385	34
Airgas Inc.	381	29
Eastman Chemical Co.	604	24
Allegheny Technologies Inc.	362	18
United States Steel Corp.	295	8

Titanium Metals Corp.	286	5
		2,191
Telecommunication Services (2.6%)
AT&T Inc.	21,158	613
Verizon Communications Inc.	9,624	363
* American Tower Corp. Class A	3,366	199
CenturyLink Inc.	2,627	98
Windstream Corp.	2,943	35
Frontier Communications Corp.	3,971	23
* MetroPCS Communications Inc.	2,491	21
		1,352
Utilities (0.5%)
Southern Co.	2,845	125
Dominion Resources Inc.	2,081	108
Wisconsin Energy Corp.	914	30
		263
Total Investments (100.0%) (Cost $50,184)		51,292
Other Assets and Liabilities-Net (0.0%)		1
Net Assets (100%)		51,293
* Non-income-producing security.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2011, 100% of the market value of the fund's investments was based on Level 1 inputs.

C. At November 30, 2011, the cost of investment securities for tax purposes was $50,184,000. Net unrealized appreciation of investment securities for tax purposes was $1,108,000, consisting of unrealized gains of $2,360,000 on securities that had risen in value since their purchase and $1,252,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Mid-Cap 400 Index Fund

Schedule of Investments
As of November 30, 2011

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)
Consumer Discretionary (14.4%)
* Dollar Tree Inc.	8,563	698
* BorgWarner Inc.	7,693	507
PetSmart Inc.	7,914	382
Tractor Supply Co.	5,015	362
Advance Auto Parts Inc.	5,176	358
* Fossil Inc.	3,721	333
PVH Corp.	4,743	322
* LKQ Corp.	10,281	314
* Panera Bread Co. Class A	2,136	306
Gentex Corp.	10,049	296
* Deckers Outdoor Corp.	2,705	295
Polaris Industries Inc.	4,847	291
Williams-Sonoma Inc.	7,329	277
Signet Jewelers Ltd.	6,099	270
* Dick's Sporting Goods Inc.	6,763	266
Foot Locker Inc.	10,742	253
Tupperware Brands Corp.	4,030	235
* NVR Inc.	350	234
* Mohawk Industries Inc.	4,000	218
* Toll Brothers Inc.	10,312	209
* Under Armour Inc. Class A	2,572	209
American Eagle Outfitters Inc.	13,662	190
Service Corp. International	16,614	170
* Hanesbrands Inc.	6,811	168
John Wiley & Sons Inc. Class A	3,328	160
Rent-A-Center Inc.	4,326	156
Sotheby's	4,739	149
Aaron's Inc.	5,516	145
* AMC Networks Inc. Class A	4,019	145
* Warnaco Group Inc.	2,840	144
Brinker International Inc.	5,798	140
* Ascena Retail Group Inc.	4,824	133
Guess? Inc.	4,691	132
Chico's FAS Inc.	12,091	126
* Life Time Fitness Inc.	2,970	121
* Bally Technologies Inc.	3,109	119
* Cheesecake Factory Inc.	3,950	112
* Saks Inc.	11,216	107
Wendy's Co.	21,104	105
* Lamar Advertising Co. Class A	4,103	100
* DreamWorks Animation SKG Inc. Class A	4,978	92
* Aeropostale Inc.	5,660	88
* ANN Inc.	3,660	86
Strayer Education Inc.	844	82
* WMS Industries Inc.	3,910	82
RadioShack Corp.	6,997	80
* ITT Educational Services Inc.	1,420	78
Meredith Corp.	2,620	76
Thor Industries Inc.	3,133	76

* 99 Cents Only Stores	3,317	72
Bob Evans Farms Inc.	2,132	71
Matthews International Corp. Class A	2,056	68
Regis Corp.	4,054	66
* Valassis Communications Inc.	3,310	64
* New York Times Co. Class A	8,495	62
* Collective Brands Inc.	4,253	59
Barnes & Noble Inc.	2,862	50
International Speedway Corp. Class A	2,012	49
American Greetings Corp. Class A	2,866	49
Scholastic Corp.	1,758	48
MDC Holdings Inc.	2,646	47
Ryland Group Inc.	3,099	47
* Office Depot Inc.	19,752	44
KB Home	5,045	37
* Scientific Games Corp. Class A	4,053	35
* Career Education Corp.	4,194	30
		10,895
Consumer Staples (4.2%)
* Hansen Natural Corp.	5,410	499
* Green Mountain Coffee Roasters Inc.	9,026	473
Church & Dwight Co. Inc.	10,077	446
* Energizer Holdings Inc.	4,829	349
* Ralcorp Holdings Inc.	3,870	315
* Smithfield Foods Inc.	11,588	284
Corn Products International Inc.	5,389	280
Flowers Foods Inc.	7,941	157
Ruddick Corp.	3,449	137
Lancaster Colony Corp.	1,403	99
Universal Corp.	1,628	77
Tootsie Roll Industries Inc.	1,738	42
		3,158
Energy (6.9%)
Cimarex Energy Co.	6,009	403
Oceaneering International Inc.	7,622	363
Southern Union Co.	8,758	361
SM Energy Co.	4,476	356
* Plains Exploration & Production Co.	9,898	352
HollyFrontier Corp.	14,746	343
* Dresser-Rand Group Inc.	5,285	275
* Oil States International Inc.	3,599	271
Energen Corp.	5,054	256
Arch Coal Inc.	14,936	245
Patterson-UTI Energy Inc.	10,911	229
CARBO Ceramics Inc.	1,396	199
Tidewater Inc.	3,638	183
* Dril-Quip Inc.	2,415	172
* Superior Energy Services Inc.	5,603	166
* Atwood Oceanics Inc.	3,963	162
* Unit Corp.	2,906	147
* Helix Energy Solutions Group Inc.	7,443	132
* Bill Barrett Corp.	3,332	130
* Forest Oil Corp.	8,036	129
* Northern Oil and Gas Inc.	4,424	108
* Quicksilver Resources Inc.	8,411	68
* Patriot Coal Corp.	6,417	67

* Comstock Resources Inc.	3,352	56
* Exterran Holdings Inc.	4,501	52
		5,225
Financials (19.3%)
Macerich Co.	9,259	464
SL Green Realty Corp.	6,000	395
Federal Realty Investment Trust	4,409	390
New York Community Bancorp Inc.	30,705	370
UDR Inc.	15,382	362
Rayonier Inc.	8,552	348
* Affiliated Managers Group Inc.	3,656	346
Everest Re Group Ltd.	3,812	334
Essex Property Trust Inc.	2,299	305
Realty Income Corp.	8,909	302
Camden Property Trust	4,998	289
* MSCI Inc. Class A	8,446	285
Alexandria Real Estate Equities Inc.	4,343	285
WR Berkley Corp.	7,973	272
Reinsurance Group of America Inc. Class A	5,203	268
BRE Properties Inc.	5,248	255
Taubman Centers Inc.	4,059	253
Fidelity National Financial Inc. Class A	15,697	249
Senior Housing Properties Trust	11,335	248
Arthur J Gallagher & Co.	7,891	244
Liberty Property Trust	8,108	242
Regency Centers Corp.	6,304	234
Transatlantic Holdings Inc.	4,033	220
Cullen/Frost Bankers Inc.	4,296	217
Raymond James Financial Inc.	7,189	214
Commerce Bancshares Inc.	5,691	212
HCC Insurance Holdings Inc.	7,713	207
Duke Realty Corp.	17,720	206
East West Bancorp Inc.	10,441	204
American Financial Group Inc.	5,509	198
Eaton Vance Corp.	8,223	198
Jones Lang LaSalle Inc.	3,048	196
American Campus Communities Inc.	4,875	192
Hospitality Properties Trust	8,656	191
* Signature Bank	3,238	189
First Niagara Financial Group Inc.	20,670	182
Hancock Holding Co.	5,937	181
Home Properties Inc.	3,297	181
SEI Investments Co.	10,498	176
Weingarten Realty Investors	8,472	175
Brown & Brown Inc.	8,118	169
Waddell & Reed Financial Inc. Class A	6,034	164
Mack-Cali Realty Corp.	6,109	156
Old Republic International Corp.	17,921	147
Highwoods Properties Inc.	5,076	146
* SVB Financial Group	3,035	143
Valley National Bancorp	11,936	141
Bank of Hawaii Corp.	3,301	140
City National Corp.	3,280	139
Protective Life Corp.	5,948	132
Aspen Insurance Holdings Ltd.	4,974	132
Prosperity Bancshares Inc.	3,287	131
Fulton Financial Corp.	14,029	131

Omega Healthcare Investors Inc.	7,241	130
Associated Banc-Corp	12,178	127
Jefferies Group Inc.	10,344	118
Hanover Insurance Group Inc.	3,196	115
Mercury General Corp.	2,540	114
TCF Financial Corp.	11,191	113
FirstMerit Corp.	7,660	112
StanCorp Financial Group Inc.	3,125	110
Corporate Office Properties Trust	5,040	105
Webster Financial Corp.	5,155	102
Washington Federal Inc.	7,733	101
Trustmark Corp.	4,497	101
Apollo Investment Corp.	13,768	99
Kemper Corp.	3,518	97
Westamerica Bancorporation	2,002	92
Potlatch Corp.	2,821	91
Janus Capital Group Inc.	13,102	86
First American Financial Corp.	7,384	86
Synovus Financial Corp.	55,447	83
Greenhill & Co. Inc.	2,043	79
Cathay General Bancorp	5,522	77
Equity One Inc.	4,187	70
International Bancshares Corp.	3,749	67
BancorpSouth Inc.	5,113	50
Astoria Financial Corp.	5,911	45
Cousins Properties Inc.	7,315	44
		14,564
Health Care (10.4%)
Perrigo Co.	6,513	638
* Vertex Pharmaceuticals Inc.	14,606	423
* Henry Schein Inc.	6,488	417
* Mettler-Toledo International Inc.	2,238	358
* Hologic Inc.	18,405	324
* IDEXX Laboratories Inc.	3,987	300
* Endo Pharmaceuticals Holdings Inc.	8,187	280
* ResMed Inc.	10,640	277
Universal Health Services Inc. Class B	6,866	276
Pharmaceutical Product Development Inc.	7,985	265
Omnicare Inc.	8,120	265
* Allscripts Healthcare Solutions Inc.	13,202	257
* Mednax Inc.	3,419	230
* Gen-Probe Inc.	3,380	213
Cooper Cos. Inc.	3,348	205
* AMERIGROUP Corp.	3,488	199
* Covance Inc.	4,259	196
* Catalyst Health Solutions Inc.	3,498	182
* Health Net Inc.	5,817	181
Techne Corp.	2,600	175
* WellCare Health Plans Inc.	2,998	175
Teleflex Inc.	2,852	174
* United Therapeutics Corp.	3,637	149
Lincare Holdings Inc.	6,210	147
* Health Management Associates Inc. Class A	17,821	147
Medicis Pharmaceutical Corp. Class A	4,449	145
Hill-Rom Holdings Inc.	4,430	140
Owens & Minor Inc.	4,479	138
* LifePoint Hospitals Inc.	3,378	133

* Community Health Systems Inc.	6,545	130
* Bio-Rad Laboratories Inc. Class A	1,378	130
* Thoratec Corp.	4,190	127
STERIS Corp.	4,155	125
* VCA Antech Inc.	6,084	120
* Charles River Laboratories International Inc.	3,602	102
Masimo Corp.	4,204	87
		7,830
Industrials (16.3%)
* Kansas City Southern	7,708	524
AMETEK Inc.	11,334	486
Donaldson Co. Inc.	5,291	362
Gardner Denver Inc.	3,675	315
* AGCO Corp.	6,776	310
KBR Inc.	10,587	306
JB Hunt Transport Services Inc.	6,491	297
* BE Aerospace Inc.	7,244	282
Hubbell Inc. Class B	4,210	275
Pentair Inc.	6,936	264
Waste Connections Inc.	7,939	260
* Kirby Corp.	3,901	251
Timken Co.	5,917	249
Towers Watson & Co. Class A	3,695	241
Lincoln Electric Holdings Inc.	5,915	233
Wabtec Corp.	3,389	231
MSC Industrial Direct Co. Inc. Class A	3,275	228
SPX Corp.	3,589	227
Kennametal Inc.	5,698	217
IDEX Corp.	5,826	212
Manpower Inc.	5,745	210
* URS Corp.	5,580	202
* Clean Harbors Inc.	3,315	199
Nordson Corp.	4,180	197
Carlisle Cos. Inc.	4,321	193
* Thomas & Betts Corp.	3,686	192
Graco Inc.	4,268	183
* Fortune Brands Home & Security Inc.	10,832	181
Triumph Group Inc.	3,025	180
* AECOM Technology Corp.	8,376	180
Woodward Inc.	4,196	178
* Alaska Air Group Inc.	2,525	175
* Copart Inc.	3,745	168
Crane Co.	3,422	164
Trinity Industries Inc.	5,626	161
Landstar System Inc.	3,349	155
Regal-Beloit Corp.	2,914	153
Acuity Brands Inc.	3,043	153
* Corrections Corp. of America	6,974	146
GATX Corp.	3,272	140
Alliant Techsystems Inc.	2,314	136
Valmont Industries Inc.	1,578	134
* Oshkosh Corp.	6,391	131
ITT Corp.	6,495	131
Watsco Inc.	1,990	126
* Shaw Group Inc.	5,052	125
* FTI Consulting Inc.	2,919	125
* United Rentals Inc.	4,392	124

Lennox International Inc.	3,725	123
* Terex Corp.	7,685	119
Harsco Corp.	5,671	117
Exelis Inc.	13,011	116
* Esterline Technologies Corp.	2,147	116
UTi Worldwide Inc.	7,202	112
Alexander & Baldwin Inc.	2,921	111
Con-way Inc.	3,895	109
* Huntington Ingalls Industries Inc.	3,422	109
Rollins Inc.	4,530	101
* General Cable Corp.	3,653	97
Corporate Executive Board Co.	2,423	95
Herman Miller Inc.	4,077	88
HNI Corp.	3,142	82
Deluxe Corp.	3,580	82
Brink's Co.	3,280	81
Mine Safety Appliances Co.	2,158	76
Werner Enterprises Inc.	3,116	73
Granite Construction Inc.	2,444	61
* JetBlue Airways Corp.	14,355	59
* Korn/Ferry International	3,314	56
		12,295
Information Technology (15.3%)
* ANSYS Inc.	6,474	401
* Trimble Navigation Ltd.	8,619	371
* Alliance Data Systems Corp.	3,576	366
* Lam Research Corp.	8,693	354
* Informatica Corp.	7,492	337
* Equinix Inc.	3,299	330
* Avnet Inc.	10,730	320
* VeriFone Systems Inc.	7,284	319
* Rackspace Hosting Inc.	7,224	313
* TIBCO Software Inc.	11,425	313
Factset Research Systems Inc.	3,219	300
* Arrow Electronics Inc.	8,071	295
* Atmel Corp.	32,692	290
* Riverbed Technology Inc.	10,916	284
* Synopsys Inc.	10,118	283
* MICROS Systems Inc.	5,665	267
* Gartner Inc.	6,769	256
Global Payments Inc.	5,643	250
Solera Holdings Inc.	4,977	236
* Rovi Corp.	7,799	216
* Skyworks Solutions Inc.	13,059	213
* Polycom Inc.	12,400	210
Cypress Semiconductor Corp.	10,884	208
* Cadence Design Systems Inc.	18,863	206
* Cree Inc.	8,112	202
Jack Henry & Associates Inc.	6,070	202
* Ingram Micro Inc.	11,036	199
Broadridge Financial Solutions Inc.	8,660	195
* NCR Corp.	11,024	193
* NeuStar Inc. Class A	5,141	173
* Parametric Technology Corp.	8,232	171
National Instruments Corp.	6,487	171
* Concur Technologies Inc.	3,254	154
* Tech Data Corp.	3,047	150

ADTRAN Inc.	4,518	149
* Zebra Technologies Corp.	3,782	143
Diebold Inc.	4,503	136
* Silicon Laboratories Inc.	2,931	127
* RF Micro Devices Inc.	19,414	121
* Fairchild Semiconductor International Inc. Class A	8,973	116
Lender Processing Services Inc.	5,932	112
DST Systems Inc.	2,350	112
* Vishay Intertechnology Inc.	11,018	109
* QLogic Corp.	7,286	109
* Convergys Corp.	8,413	109
* Semtech Corp.	4,594	107
Plantronics Inc.	3,051	105
* International Rectifier Corp.	4,906	103
* Itron Inc.	2,853	101
* CoreLogic Inc.	7,458	99
* AOL Inc.	6,830	98
Intersil Corp. Class A	8,825	94
Fair Isaac Corp.	2,506	91
* ValueClick Inc.	5,807	90
* Mentor Graphics Corp.	6,541	83
* Ciena Corp.	6,794	82
* Quest Software Inc.	4,094	74
* Acxiom Corp.	5,722	71
* ACI Worldwide Inc.	2,348	71
* Advent Software Inc.	2,312	62
* Integrated Device Technology Inc.	10,275	60
Mantech International Corp. Class A	1,627	55
* Digital River Inc.	2,605	42
		11,579
Materials (6.7%)
Albemarle Corp.	6,443	351
Ashland Inc.	5,477	305
Rock-Tenn Co. Class A	5,001	291
Reliance Steel & Aluminum Co.	5,249	258
Martin Marietta Materials Inc.	3,208	251
Temple-Inland Inc.	7,593	242
Valspar Corp.	6,552	242
Aptargroup Inc.	4,690	238
Sonoco Products Co.	7,018	228
RPM International Inc.	9,212	217
Steel Dynamics Inc.	15,330	202
Domtar Corp.	2,556	201
Packaging Corp. of America	6,992	182
Compass Minerals International Inc.	2,310	177
Carpenter Technology Corp.	3,102	168
Cytec Industries Inc.	3,480	164
Cabot Corp.	4,588	152
NewMarket Corp.	767	152
Scotts Miracle-Gro Co. Class A	3,127	138
Silgan Holdings Inc.	3,491	136
Sensient Technologies Corp.	3,510	133
Commercial Metals Co.	8,098	113
Olin Corp.	5,623	107
Greif Inc. Class A	2,155	100
* Intrepid Potash Inc.	3,690	85
* Louisiana-Pacific Corp.	9,277	74

Minerals Technologies Inc.	1,267	74
Worthington Industries Inc.	3,879	68
		5,049
Telecommunication Services (0.5%)
* tw telecom inc Class A	10,567	199
Telephone & Data Systems Inc.	6,446	174
		373
Utilities (5.9%)
OGE Energy Corp.	6,870	364
National Fuel Gas Co.	5,802	336
NSTAR	7,286	331
Alliant Energy Corp.	7,793	329
MDU Resources Group Inc.	13,260	285
NV Energy Inc.	16,576	254
Questar Corp.	12,443	240
UGI Corp.	7,840	235
AGL Resources Inc.	5,512	227
Westar Energy Inc.	8,121	224
Atmos Energy Corp.	6,330	216
Aqua America Inc.	9,724	213
Great Plains Energy Inc.	9,534	201
Hawaiian Electric Industries Inc.	6,721	174
Vectren Corp.	5,733	167
Cleco Corp.	4,280	155
WGL Holdings Inc.	3,599	154
IDACORP Inc.	3,484	143
PNM Resources Inc.	5,592	107
Black Hills Corp.	2,768	91
		4,446
Total Investments (99.9%) (Cost $79,142)		75,414
Other Assets and Liabilities-Net (0.1%)		46
Net Assets (100%)		75,460
* Non-income-producing security.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

S&P Mid-Cap 400 Index Fund

At November 30, 2011, 100% of the market value of the fund's investments was based on Level 1 inputs.

C. At November 30, 2011, the cost of investment securities for tax purposes was $79,142,000. Net unrealized depreciation of investment securities for tax purposes was $3,728,000, consisting of unrealized gains of $2,474,000 on securities that had risen in value since their purchase and $6,202,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Mid-Cap 400 Growth Index Fund

Schedule of Investments
As of November 30, 2011

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (20.3%)
* Dollar Tree Inc.	11,934	972
PetSmart Inc.	11,027	532
Tractor Supply Co.	6,985	505
Advance Auto Parts Inc.	7,212	499
* Fossil Inc.	5,185	464
PVH Corp.	6,608	449
* LKQ Corp.	14,323	437
* Panera Bread Co. Class A	2,977	427
* BorgWarner Inc.	6,326	417
Gentex Corp.	13,999	413
* Deckers Outdoor Corp.	3,768	410
Polaris Industries Inc.	6,762	406
Williams-Sonoma Inc.	10,223	386
* Dick's Sporting Goods Inc.	9,420	370
Tupperware Brands Corp.	5,611	327
* Under Armour Inc. Class A	3,581	291
Signet Jewelers Ltd.	6,286	278
Sotheby's	6,595	207
* AMC Networks Inc. Class A	5,611	202
* Warnaco Group Inc.	3,958	201
* Ascena Retail Group Inc.	6,707	185
Guess? Inc.	6,522	183
Chico's FAS Inc.	16,811	175
* Life Time Fitness Inc.	4,140	169
* Bally Technologies Inc.	4,330	166
* Cheesecake Factory Inc.	5,510	156
* Lamar Advertising Co. Class A	5,713	139
John Wiley & Sons Inc. Class A	2,788	134
* DreamWorks Animation SKG Inc. Class A	6,936	129
Service Corp. International	12,054	124
* Aeropostale Inc.	7,881	122
* ANN Inc.	5,104	120
* WMS Industries Inc.	5,442	114
Strayer Education Inc.	1,172	114
American Eagle Outfitters Inc.	8,181	114
* ITT Educational Services Inc.	1,980	109
Brinker International Inc.	3,952	95
* Valassis Communications Inc.	4,596	88
* Hanesbrands Inc.	3,413	84
* 99 Cents Only Stores	2,319	51
Meredith Corp.	1,540	45
		10,809
Consumer Staples (4.3%)
* Hansen Natural Corp.	7,539	695
* Green Mountain Coffee Roasters Inc.	12,578	659
Church & Dwight Co. Inc.	7,022	311
Corn Products International Inc.	4,130	215
* Energizer Holdings Inc.	2,895	209

Flowers Foods Inc.	5,858	116
Lancaster Colony Corp.	1,109	78
Tootsie Roll Industries Inc.	1,044	25
		2,308
Energy (6.7%)
Oceaneering International Inc.	10,616	505
* Dresser-Rand Group Inc.	7,360	383
* Oil States International Inc.	5,021	378
Cimarex Energy Co.	4,855	326
SM Energy Co.	3,616	287
CARBO Ceramics Inc.	1,949	277
* Dril-Quip Inc.	3,371	240
* Superior Energy Services Inc.	7,809	232
* Atwood Oceanics Inc.	5,528	227
* Bill Barrett Corp.	4,642	181
Arch Coal Inc.	9,585	157
* Northern Oil and Gas Inc.	6,164	151
* Quicksilver Resources Inc.	11,686	95
* Forest Oil Corp.	4,928	79
* Patriot Coal Corp.	4,442	46
		3,564
Financials (13.2%)
Macerich Co.	12,903	646
SL Green Realty Corp.	8,360	550
* MSCI Inc. Class A	11,783	398
Federal Realty Investment Trust	3,318	293
* Affiliated Managers Group Inc.	2,903	275
Jones Lang LaSalle Inc.	4,249	274
Realty Income Corp.	7,944	269
* Signature Bank	4,507	263
Taubman Centers Inc.	4,191	261
Rayonier Inc.	5,720	232
UDR Inc.	9,859	232
Waddell & Reed Financial Inc. Class A	8,420	229
Essex Property Trust Inc.	1,634	217
Camden Property Trust	3,405	197
BRE Properties Inc.	3,655	178
Eaton Vance Corp.	6,987	168
Alexandria Real Estate Equities Inc.	2,479	163
Senior Housing Properties Trust	7,102	156
Corporate Office Properties Trust	7,033	147
Arthur J Gallagher & Co.	4,724	146
Home Properties Inc.	2,661	146
American Campus Communities Inc.	3,536	139
Regency Centers Corp.	3,686	137
Liberty Property Trust	4,516	135
SEI Investments Co.	7,166	120
Brown & Brown Inc.	5,197	108
Duke Realty Corp.	8,631	100
Omega Healthcare Investors Inc.	5,230	94
Highwoods Properties Inc.	2,894	83
Aspen Insurance Holdings Ltd.	3,043	81
Weingarten Realty Investors	3,889	80
Mack-Cali Realty Corp.	2,800	71
* SVB Financial Group	1,483	70
Bank of Hawaii Corp.	1,614	69

Jefferies Group Inc.	5,221	60
Janus Capital Group Inc.	8,744	58
Westamerica Bancorporation	1,202	55
Greenhill & Co. Inc.	1,400	54
Potlatch Corp.	1,305	42
		6,996
Health Care (14.0%)
Perrigo Co.	9,076	889
* Mettler-Toledo International Inc.	3,119	498
* IDEXX Laboratories Inc.	5,560	418
* Endo Pharmaceuticals Holdings Inc.	11,404	390
* ResMed Inc.	14,822	386
Universal Health Services Inc. Class B	9,564	385
* Allscripts Healthcare Solutions Inc.	18,386	358
* Mednax Inc.	4,771	322
* Henry Schein Inc.	4,882	314
* Gen-Probe Inc.	4,713	297
Cooper Cos. Inc.	4,670	286
* Vertex Pharmaceuticals Inc.	9,568	277
* Catalyst Health Solutions Inc.	4,879	254
* United Therapeutics Corp.	5,080	208
Lincare Holdings Inc.	8,658	205
* Health Management Associates Inc. Class A	24,860	204
Medicis Pharmaceutical Corp. Class A	6,201	202
* Thoratec Corp.	5,842	178
* AMERIGROUP Corp.	2,956	169
* Hologic Inc.	8,716	154
* Covance Inc.	3,327	153
Pharmaceutical Product Development Inc.	4,344	144
Techne Corp.	2,104	142
* WellCare Health Plans Inc.	2,134	125
* Bio-Rad Laboratories Inc. Class A	1,114	105
STERIS Corp.	2,891	87
* VCA Antech Inc.	4,246	83
Hill-Rom Holdings Inc.	2,406	76
Masimo Corp.	3,518	73
* Charles River Laboratories International Inc.	2,268	64
		7,446
Industrials (13.7%)
Gardner Denver Inc.	5,119	439
AMETEK Inc.	9,951	426
* BE Aerospace Inc.	10,090	393
* Kansas City Southern	4,834	329
Donaldson Co. Inc.	3,988	273
Triumph Group Inc.	4,223	251
Woodward Inc.	5,856	248
* Copart Inc.	5,218	234
* AGCO Corp.	4,910	225
JB Hunt Transport Services Inc.	4,801	219
Waste Connections Inc.	6,527	214
Hubbell Inc. Class B	3,110	203
* Kirby Corp.	3,051	196
Wabtec Corp.	2,737	187
MSC Industrial Direct Co. Inc. Class A	2,598	181
Timken Co.	4,045	170
* Thomas & Betts Corp.	3,237	168

IDEX Corp.	4,550	166
Nordson Corp.	3,382	159
SPX Corp.	2,444	155
* Alaska Air Group Inc.	2,076	144
Rollins Inc.	6,310	140
Crane Co.	2,809	135
Towers Watson & Co. Class A	2,054	134
Valmont Industries Inc.	1,472	125
Graco Inc.	2,851	123
* Clean Harbors Inc.	1,980	119
* Corrections Corp. of America	5,546	116
Lincoln Electric Holdings Inc.	2,879	114
* Oshkosh Corp.	4,912	101
Kennametal Inc.	2,619	100
Exelis Inc.	10,852	97
* FTI Consulting Inc.	2,155	92
* Huntington Ingalls Industries Inc.	2,868	91
Regal-Beloit Corp.	1,661	87
Acuity Brands Inc.	1,565	79
Landstar System Inc.	1,681	78
Corporate Executive Board Co.	1,955	77
* United Rentals Inc.	2,515	71
Lennox International Inc.	2,084	69
ITT Corp.	3,363	68
Watsco Inc.	1,002	64
UTi Worldwide Inc.	3,525	55
* General Cable Corp.	1,895	50
Deluxe Corp.	1,947	44
Herman Miller Inc.	2,037	44
		7,253
Information Technology (22.3%)
* ANSYS Inc.	9,022	559
* Alliance Data Systems Corp.	4,981	510
* Informatica Corp.	10,435	469
* Equinix Inc.	4,601	460
* VeriFone Systems Inc.	10,146	445
* Rackspace Hosting Inc.	10,078	437
* TIBCO Software Inc.	15,913	436
Factset Research Systems Inc.	4,483	418
* Atmel Corp.	45,536	404
* Riverbed Technology Inc.	15,201	395
* MICROS Systems Inc.	7,904	373
* Gartner Inc.	9,442	357
Global Payments Inc.	7,858	348
Solera Holdings Inc.	6,930	328
* Trimble Navigation Ltd.	7,568	326
* Rovi Corp.	10,883	302
* Skyworks Solutions Inc.	18,224	297
* Polycom Inc.	17,301	292
Cypress Semiconductor Corp.	15,190	290
* Cree Inc.	11,318	282
Jack Henry & Associates Inc.	8,452	281
* Lam Research Corp.	6,178	252
* NeuStar Inc. Class A	7,176	242
* Concur Technologies Inc.	4,545	215
* Synopsys Inc.	7,473	209
ADTRAN Inc.	6,307	208

* Zebra Technologies Corp.	5,258	199
* Silicon Laboratories Inc.	4,096	177
* RF Micro Devices Inc.	27,024	168
Lender Processing Services Inc.	8,238	156
* QLogic Corp.	10,175	152
* Semtech Corp.	6,393	148
Broadridge Financial Solutions Inc.	6,151	139
* Cadence Design Systems Inc.	12,084	132
National Instruments Corp.	4,789	126
* Parametric Technology Corp.	5,846	122
* Quest Software Inc.	5,703	103
* Itron Inc.	2,780	99
* ACI Worldwide Inc.	3,267	98
Plantronics Inc.	2,722	94
* Fairchild Semiconductor International Inc. Class A	7,124	92
* Vishay Intertechnology Inc.	8,891	88
* Advent Software Inc.	3,230	87
* ValueClick Inc.	5,254	81
DST Systems Inc.	1,637	78
* International Rectifier Corp.	3,162	67
* Digital River Inc.	3,650	58
* Ciena Corp.	4,653	56
Fair Isaac Corp.	1,257	46
* Acxiom Corp.	3,507	44
* Mentor Graphics Corp.	3,204	41
Mantech International Corp. Class A	1,160	39
		11,825
Materials (4.1%)
Albemarle Corp.	8,974	489
Compass Minerals International Inc.	3,219	247
Rock-Tenn Co. Class A	3,764	219
NewMarket Corp.	1,070	212
Domtar Corp.	2,497	196
Aptargroup Inc.	3,455	175
Packaging Corp. of America	4,873	127
* Intrepid Potash Inc.	5,149	119
Martin Marietta Materials Inc.	1,517	119
Scotts Miracle-Gro Co. Class A	2,220	98
Silgan Holdings Inc.	2,381	93
Carpenter Technology Corp.	1,593	86
		2,180
Telecommunication Services (0.5%)
* tw telecom inc Class A	14,744	277

Utilities (0.9%)
National Fuel Gas Co.	4,209	244
Aqua America Inc.	6,903	151
Black Hills Corp.	1,937	64
		459
Total Common Stocks (Cost $54,309)		53,117

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund (Cost $36)	0.135%	35,799	36

Total Investments (100.1%) (Cost $54,345)			53,153
Other Assets and Liabilities-Net (-0.1%)			(29)
Net Assets (100%)			53,124
* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2011, 100% of the market value of the fund's investments was based on Level 1 inputs.

C. At November 30, 2011, the cost of investment securities for tax purposes was $54,345,000. Net unrealized depreciation of investment securities for tax purposes was $1,192,000, consisting of unrealized gains of $3,303,000 on securities that had risen in value since their purchase and $4,495,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Mid-Cap 400 Value Index Fund

Schedule of Investments
As of November 30, 2011

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)
Consumer Discretionary (8.4%)
Foot Locker Inc.	13,870	327
* NVR Inc.	452	303
* Mohawk Industries Inc.	5,175	282
* Toll Brothers Inc.	13,337	271
* BorgWarner Inc.	4,076	269
Rent-A-Center Inc.	5,592	201
Aaron's Inc.	7,133	187
American Eagle Outfitters Inc.	10,081	140
* Hanesbrands Inc.	5,638	139
* Saks Inc.	14,509	138
Wendy's Co.	27,304	135
Service Corp. International	10,294	106
RadioShack Corp.	9,024	104
Thor Industries Inc.	4,039	98
Brinker International Inc.	3,821	92
Bob Evans Farms Inc.	2,748	92
Signet Jewelers Ltd.	2,042	90
Matthews International Corp. Class A	2,649	88
Regis Corp.	5,226	85
John Wiley & Sons Inc. Class A	1,722	83
* New York Times Co. Class A	10,968	80
* Collective Brands Inc.	5,484	76
Barnes & Noble Inc.	3,728	65
International Speedway Corp. Class A	2,589	64
American Greetings Corp. Class A	3,689	63
Scholastic Corp.	2,287	62
MDC Holdings Inc.	3,388	60
Ryland Group Inc.	4,009	60
* Office Depot Inc.	25,414	57
Meredith Corp.	1,955	57
KB Home	6,516	48
* 99 Cents Only Stores	2,156	47
* Scientific Games Corp. Class A	5,294	46
* Career Education Corp.	5,422	38
		4,053
Consumer Staples (4.0%)
* Ralcorp Holdings Inc.	5,000	407
* Smithfield Foods Inc.	14,963	366
Church & Dwight Co. Inc.	6,510	288
* Energizer Holdings Inc.	3,555	257
Ruddick Corp.	4,457	178
Corn Products International Inc.	3,132	163
Universal Corp.	2,105	100
Flowers Foods Inc.	4,817	95
Lancaster Colony Corp.	783	55
Tootsie Roll Industries Inc.	1,299	31
		1,940

Energy (7.1%)
Southern Union Co.	11,312	466
* Plains Exploration & Production Co.	12,786	455
HollyFrontier Corp.	19,048	443
Energen Corp.	6,536	331
Patterson-UTI Energy Inc.	14,114	297
Tidewater Inc.	4,706	237
Cimarex Energy Co.	3,259	219
SM Energy Co.	2,428	193
* Unit Corp.	3,756	190
Arch Coal Inc.	10,434	171
* Helix Energy Solutions Group Inc.	9,607	170
* Forest Oil Corp.	5,792	93
* Comstock Resources Inc.	4,314	72
* Exterran Holdings Inc.	5,792	66
* Patriot Coal Corp.	4,121	43
		3,446
Financials (25.5%)
New York Community Bancorp Inc.	39,665	478
Everest Re Group Ltd.	4,929	432
WR Berkley Corp.	10,293	351
Reinsurance Group of America Inc. Class A	6,719	346
Fidelity National Financial Inc. Class A	20,266	322
Transatlantic Holdings Inc.	5,213	285
Cullen/Frost Bankers Inc.	5,554	281
Raymond James Financial Inc.	9,300	277
Commerce Bancshares Inc.	7,360	274
HCC Insurance Holdings Inc.	9,975	268
East West Bancorp Inc.	13,504	264
American Financial Group Inc.	7,110	256
UDR Inc.	10,728	252
Hospitality Properties Trust	11,195	247
First Niagara Financial Group Inc.	26,739	235
Hancock Holding Co.	7,680	235
Rayonier Inc.	5,745	233
Federal Realty Investment Trust	2,620	232
Alexandria Real Estate Equities Inc.	3,314	217
Essex Property Trust Inc.	1,455	193
* Affiliated Managers Group Inc.	2,030	192
Old Republic International Corp.	23,157	190
Camden Property Trust	3,292	190
Liberty Property Trust	6,295	188
Valley National Bancorp	15,416	182
Arthur J Gallagher & Co.	5,817	180
City National Corp.	4,245	180
Senior Housing Properties Trust	8,049	176
Regency Centers Corp.	4,729	176
Duke Realty Corp.	14,900	173
Protective Life Corp.	7,680	170
Prosperity Bancshares Inc.	4,252	170
Fulton Financial Corp.	18,118	170
BRE Properties Inc.	3,389	165
Associated Banc-Corp	15,724	164
Weingarten Realty Investors	7,342	152
Hanover Insurance Group Inc.	4,123	149
Mercury General Corp.	3,282	148
TCF Financial Corp.	14,477	146

FirstMerit Corp.	9,914	145
StanCorp Financial Group Inc.	4,043	143
Realty Income Corp.	4,144	140
Mack-Cali Realty Corp.	5,289	135
Webster Financial Corp.	6,676	132
Washington Federal Inc.	10,007	130
Trustmark Corp.	5,821	130
Apollo Investment Corp.	17,813	128
Kemper Corp.	4,557	126
* SVB Financial Group	2,552	120
American Campus Communities Inc.	3,019	119
Brown & Brown Inc.	5,677	118
Bank of Hawaii Corp.	2,782	118
SEI Investments Co.	6,937	117
Highwoods Properties Inc.	3,864	111
First American Financial Corp.	9,566	111
Synovus Financial Corp.	71,835	107
Eaton Vance Corp.	4,139	99
Cathay General Bancorp	7,123	99
Home Properties Inc.	1,791	98
Jefferies Group Inc.	8,539	98
Aspen Insurance Holdings Ltd.	3,595	95
Equity One Inc.	5,400	90
International Bancshares Corp.	4,823	86
Taubman Centers Inc.	1,361	85
Omega Healthcare Investors Inc.	4,487	80
Potlatch Corp.	2,441	78
Westamerica Bancorporation	1,477	68
BancorpSouth Inc.	6,588	65
Janus Capital Group Inc.	8,760	58
Astoria Financial Corp.	7,604	57
Cousins Properties Inc.	9,424	56
Greenhill & Co. Inc.	1,341	52
		12,333
Health Care (6.7%)
Omnicare Inc.	10,502	343
* Vertex Pharmaceuticals Inc.	10,001	290
* Hologic Inc.	15,689	276
* Henry Schein Inc.	3,855	248
* Health Net Inc.	7,524	234
Teleflex Inc.	3,689	225
Pharmaceutical Product Development Inc.	6,302	209
Owens & Minor Inc.	5,782	178
* LifePoint Hospitals Inc.	4,369	171
* Community Health Systems Inc.	8,453	168
* Covance Inc.	2,417	111
* WellCare Health Plans Inc.	1,893	111
Hill-Rom Holdings Inc.	3,484	110
* AMERIGROUP Corp.	1,751	100
Techne Corp.	1,411	95
STERIS Corp.	2,686	81
* VCA Antech Inc.	3,930	77
* Charles River Laboratories International Inc.	2,562	73
* Bio-Rad Laboratories Inc. Class A	747	70
Masimo Corp.	2,163	45
		3,215

Industrials (19.0%)
KBR Inc.	13,674	395
* Kansas City Southern	5,477	373
Pentair Inc.	8,956	341
Manpower Inc.	7,430	272
* URS Corp.	7,219	261
Carlisle Cos. Inc.	5,587	249
* Fortune Brands Home & Security Inc.	14,007	234
* AECOM Technology Corp.	10,832	232
AMETEK Inc.	5,418	232
Donaldson Co. Inc.	3,150	215
Trinity Industries Inc.	7,271	208
Lincoln Electric Holdings Inc.	4,964	196
* AGCO Corp.	4,200	192
Kennametal Inc.	4,937	188
Towers Watson & Co. Class A	2,863	187
GATX Corp.	4,226	180
JB Hunt Transport Services Inc.	3,945	180
Alliant Techsystems Inc.	2,988	176
Hubbell Inc. Class B	2,555	167
Timken Co.	3,904	164
* Shaw Group Inc.	6,551	163
* Terex Corp.	9,939	153
Harsco Corp.	7,319	151
SPX Corp.	2,364	150
* Esterline Technologies Corp.	2,776	150
* Clean Harbors Inc.	2,439	146
Alexander & Baldwin Inc.	3,781	143
* Kirby Corp.	2,221	143
Con-way Inc.	5,040	142
Waste Connections Inc.	4,203	138
Landstar System Inc.	2,773	128
MSC Industrial Direct Co. Inc. Class A	1,816	126
Wabtec Corp.	1,833	125
Acuity Brands Inc.	2,469	124
Graco Inc.	2,874	124
IDEX Corp.	3,307	121
Regal-Beloit Corp.	2,226	117
Nordson Corp.	2,265	107
ITT Corp.	5,278	106
HNI Corp.	4,050	106
Brink's Co.	4,231	104
Watsco Inc.	1,640	104
Mine Safety Appliances Co.	2,782	98
Lennox International Inc.	2,882	95
Werner Enterprises Inc.	4,023	94
* United Rentals Inc.	3,344	94
UTi Worldwide Inc.	6,045	94
* Alaska Air Group Inc.	1,335	93
* Thomas & Betts Corp.	1,759	91
Crane Co.	1,808	87
* Corrections Corp. of America	3,890	82
* General Cable Corp.	2,972	79
Granite Construction Inc.	3,151	78
* Oshkosh Corp.	3,714	76
* JetBlue Airways Corp.	18,484	76
* FTI Consulting Inc.	1,774	76

Herman Miller Inc.	3,370	73
* Korn/Ferry International	4,264	72
Deluxe Corp.	2,829	65
Exelis Inc.	6,711	60
Valmont Industries Inc.	674	57
* Huntington Ingalls Industries Inc.	1,780	57
Corporate Executive Board Co.	1,325	52
		9,162
Information Technology (8.3%)
* Avnet Inc.	13,857	413
* Arrow Electronics Inc.	10,421	381
* Ingram Micro Inc.	14,277	257
* NCR Corp.	14,264	250
* Lam Research Corp.	5,501	224
* Tech Data Corp.	3,938	194
* Trimble Navigation Ltd.	4,121	178
Diebold Inc.	5,823	176
* Synopsys Inc.	6,140	172
* Cadence Design Systems Inc.	13,178	144
* Convergys Corp.	10,892	141
* CoreLogic Inc.	9,662	128
* AOL Inc.	8,828	127
Broadridge Financial Solutions Inc.	5,498	124
Intersil Corp. Class A	11,429	122
* Parametric Technology Corp.	5,203	108
National Instruments Corp.	3,931	103
* Integrated Device Technology Inc.	13,257	77
Fair Isaac Corp.	2,073	75
DST Systems Inc.	1,523	72
* International Rectifier Corp.	3,423	72
* Mentor Graphics Corp.	5,501	70
* Fairchild Semiconductor International Inc. Class A	4,974	64
* Vishay Intertechnology Inc.	5,990	59
* Ciena Corp.	4,484	54
* Acxiom Corp.	4,148	52
Plantronics Inc.	1,414	49
* ValueClick Inc.	2,644	41
* Itron Inc.	1,103	39
Mantech International Corp. Class A	1,038	35
		4,001
Materials (9.3%)
Ashland Inc.	7,075	393
Reliance Steel & Aluminum Co.	6,790	333
Temple-Inland Inc.	9,852	314
Valspar Corp.	8,475	313
Sonoco Products Co.	9,059	294
RPM International Inc.	11,890	281
Steel Dynamics Inc.	19,829	261
Martin Marietta Materials Inc.	2,735	214
Cytec Industries Inc.	4,498	212
Cabot Corp.	5,936	197
Rock-Tenn Co. Class A	2,971	173
Sensient Technologies Corp.	4,542	172
Commercial Metals Co.	10,487	147
Aptargroup Inc.	2,848	145
Olin Corp.	7,272	138

Carpenter Technology Corp.	2,527	137
Greif Inc. Class A	2,792	130
Packaging Corp. of America	4,511	117
* Louisiana-Pacific Corp.	11,958	95
Minerals Technologies Inc.	1,638	95
Silgan Holdings Inc.	2,301	90
Worthington Industries Inc.	4,990	88
Scotts Miracle-Gro Co. Class A	1,981	87
Domtar Corp.	994	78
		4,504
Telecommunication Services (0.5%)
Telephone & Data Systems Inc.	8,339	225

Utilities (11.0%)
OGE Energy Corp.	8,884	470
NSTAR	9,393	427
Alliant Energy Corp.	10,064	425
MDU Resources Group Inc.	17,120	368
NV Energy Inc.	21,399	328
Questar Corp.	16,096	311
UGI Corp.	10,139	304
AGL Resources Inc.	7,115	293
Westar Energy Inc.	10,502	290
Atmos Energy Corp.	8,187	280
Great Plains Energy Inc.	12,333	259
Hawaiian Electric Industries Inc.	8,694	225
Vectren Corp.	7,416	216
National Fuel Gas Co.	3,602	209
Cleco Corp.	5,539	200
WGL Holdings Inc.	4,654	200
IDACORP Inc.	4,508	185
PNM Resources Inc.	7,229	138
Aqua America Inc.	6,153	135
Black Hills Corp.	1,794	59
		5,322
Total Investments (99.8%) (Cost $50,707)		48,201
Other Assets and Liabilities-Net (0.2%)		98
Net Assets (100%)		48,299
* Non-income-producing security.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

S&P Mid-Cap 400 Value Index Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2011, 100% of the market value of the fund's investments was based on Level 1 inputs.

C. At November 30, 2011, the cost of investment securities for tax purposes was $50,707,000. Net unrealized depreciation of investment securities for tax purposes was $2,506,000, consisting of unrealized gains of $1,576,000 on securities that had risen in value since their purchase and $4,082,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Small-Cap 600 Index Fund

Schedule of Investments
As of November 30, 2011

		Market
		Value
	Shares	($000)
Common Stocks (100.2%)
Consumer Discretionary (14.9%)
* Carter's Inc.	9,643	384
Wolverine World Wide Inc.	9,477	349
Brunswick Corp.	17,010	317
Pool Corp.	9,242	282
HSN Inc.	7,705	276
Men's Wearhouse Inc.	9,858	274
Hillenbrand Inc.	12,026	273
* Genesco Inc.	4,571	270
* Crocs Inc.	17,038	264
* JOS A Bank Clothiers Inc.	5,300	261
* Childrens Place Retail Stores Inc.	4,838	261
* Steven Madden Ltd.	7,293	260
* Coinstar Inc.	5,881	251
* Live Nation Entertainment Inc.	28,254	244
* Iconix Brand Group Inc.	13,990	241
Monro Muffler Brake Inc.	5,866	236
* Hibbett Sports Inc.	5,138	234
* Buffalo Wild Wings Inc.	3,524	227
Group 1 Automotive Inc.	4,544	223
* BJ's Restaurants Inc.	4,625	222
Finish Line Inc. Class A	10,392	219
Cracker Barrel Old Country Store Inc.	4,430	211
* Vitamin Shoppe Inc.	5,607	206
Buckle Inc.	5,113	204
Arbitron Inc.	5,269	198
* Select Comfort Corp.	10,688	198
* Cabela's Inc.	8,318	196
* Jack in the Box Inc.	9,003	185
* Helen of Troy Ltd.	5,983	179
* True Religion Apparel Inc.	4,996	176
* iRobot Corp.	5,217	166
Texas Roadhouse Inc. Class A	11,941	160
* Liz Claiborne Inc.	18,225	151
* DineEquity Inc.	3,109	146
* Peet's Coffee & Tea Inc.	2,491	145
* Papa John's International Inc.	3,748	142
Cato Corp. Class A	5,548	142
* American Public Education Inc.	3,364	129
CEC Entertainment Inc.	3,765	127
* Pinnacle Entertainment Inc.	11,644	123
PF Chang's China Bistro Inc.	4,038	122
* Shuffle Master Inc.	10,579	117
PEP Boys-Manny Moe & Jack	10,228	116
Sturm Ruger & Co. Inc.	3,557	114
* Meritage Homes Corp.	5,239	114
* Interval Leisure Group Inc.	7,964	112
* Blue Nile Inc.	2,681	102
Oxford Industries Inc.	2,672	101
Sonic Automotive Inc. Class A	6,831	101

Fred's Inc. Class A	7,404	100
Ethan Allen Interiors Inc.	4,870	99
* Zumiez Inc.	4,201	99
Jakks Pacific Inc.	5,116	98
* Capella Education Co.	2,857	97
* La-Z-Boy Inc.	9,806	97
* Skechers U.S.A. Inc. Class A	7,047	95
Lithia Motors Inc. Class A	4,164	93
* Biglari Holdings Inc.	268	92
* Lumber Liquidators Holdings Inc.	5,217	88
* Ruby Tuesday Inc.	11,859	87
* Sonic Corp.	11,874	84
* Maidenform Brands Inc.	4,505	83
* Marriott Vacations Worldwide Corp.	5,099	82
Drew Industries Inc.	3,692	80
Harte-Hanks Inc.	8,308	76
* OfficeMax Inc.	16,166	75
Standard Motor Products Inc.	3,844	75
* Quiksilver Inc.	24,260	75
Stage Stores Inc.	5,847	73
Superior Industries International Inc.	4,459	73
Callaway Golf Co.	12,833	73
* Boyd Gaming Corp.	10,738	72
* Rue21 Inc.	2,900	70
Brown Shoe Co. Inc.	7,888	66
Blyth Inc.	977	64
Nutrisystem Inc.	5,426	63
* Digital Generation Inc.	5,159	60
* Standard Pacific Corp.	18,795	60
* Red Robin Gourmet Burgers Inc.	2,167	58
HOT Topic Inc.	8,084	57
Movado Group Inc.	3,369	53
* EW Scripps Co. Class A	6,019	51
* Universal Technical Institute Inc.	3,911	50
* Arctic Cat Inc.	2,455	49
* Universal Electronics Inc.	2,958	48
Marcus Corp.	3,805	47
Haverty Furniture Cos. Inc.	3,759	45
* Corinthian Colleges Inc.	16,963	45
* Kirkland's Inc.	3,310	41
Big 5 Sporting Goods Corp.	4,512	41
* Multimedia Games Holding Co. Inc.	5,062	37
* Winnebago Industries Inc.	5,670	37
Stein Mart Inc.	5,418	36
PetMed Express Inc.	3,803	35
* M/I Homes Inc.	3,908	35
* Ruth's Hospitality Group Inc.	6,904	34
* Perry Ellis International Inc.	2,386	34
Lincoln Educational Services Corp.	4,482	33
Spartan Motors Inc.	6,198	31
* MarineMax Inc.	4,195	27
* Tuesday Morning Corp.	8,162	26
* O'Charleys Inc.	4,041	26
* Audiovox Corp. Class A	3,521	26
* Midas Inc.	2,872	24
* Monarch Casino & Resort Inc.	2,244	22
Christopher & Banks Corp.	7,424	21

* Zale Corp.	4,856	17
* K-Swiss Inc. Class A	5,694	16
* Coldwater Creek Inc.	16,505	14
* School Specialty Inc.	3,394	14
Skyline Corp.	1,424	8
		13,238
Consumer Staples (4.2%)
* TreeHouse Foods Inc.	6,848	452
Casey's General Stores Inc.	7,249	387
* United Natural Foods Inc.	9,228	354
* Darling International Inc.	22,360	321
* Hain Celestial Group Inc.	8,472	316
B&G Foods Inc. Class A	9,240	205
Snyders-Lance Inc.	8,972	190
Sanderson Farms Inc.	3,540	182
* Boston Beer Co. Inc. Class A	1,626	162
Andersons Inc.	3,579	159
J&J Snack Foods Corp.	2,804	145
WD-40 Co.	3,112	129
Diamond Foods Inc.	4,142	115
* Prestige Brands Holdings Inc.	9,767	97
Cal-Maine Foods Inc.	2,758	93
Spartan Stores Inc.	4,513	81
* Central Garden and Pet Co. Class A	8,976	80
Nash Finch Co.	2,421	67
Calavo Growers Inc.	2,371	63
Inter Parfums Inc.	3,186	55
* Alliance One International Inc.	16,432	46
* Seneca Foods Corp. Class A	1,853	42
* Medifast Inc.	2,689	37
		3,778
Energy (4.7%)
World Fuel Services Corp.	13,575	582
Lufkin Industries Inc.	5,807	407
SEACOR Holdings Inc.	4,137	359
Bristow Group Inc.	7,058	325
* Gulfport Energy Corp.	8,513	270
* Stone Energy Corp.	9,407	266
* Swift Energy Co.	8,146	239
* Hornbeck Offshore Services Inc.	6,453	218
* Approach Resources Inc.	5,064	158
Contango Oil & Gas Co.	2,506	158
* Petroleum Development Corp.	4,525	152
* ION Geophysical Corp.	24,789	144
* Tetra Technologies Inc.	15,042	138
* Pioneer Drilling Co.	11,596	127
* GeoResources Inc.	3,786	108
* Basic Energy Services Inc.	5,510	104
* OYO Geospace Corp.	913	83
Gulf Island Fabrication Inc.	2,668	76
* Petroquest Energy Inc.	10,889	75
Overseas Shipholding Group Inc.	4,915	52
* Matrix Service Co.	5,004	47
Penn Virginia Corp.	8,590	46
		4,134

Financials (19.4%)
BioMed Realty Trust Inc.	29,552	526
National Retail Properties Inc.	19,172	507
Tanger Factory Outlet Centers	16,530	469
ProAssurance Corp.	5,816	463
Extra Space Storage Inc.	18,043	435
Mid-America Apartment Communities Inc.	7,055	404
Kilroy Realty Corp.	11,145	402
Entertainment Properties Trust	8,896	398
Post Properties Inc.	9,625	385
LaSalle Hotel Properties	16,230	380
Colonial Properties Trust	16,648	330
* Stifel Financial Corp.	10,264	325
Delphi Financial Group Inc.	10,516	289
DiamondRock Hospitality Co.	32,013	281
Cash America International Inc.	5,619	279
Umpqua Holdings Corp.	21,974	275
Healthcare Realty Trust Inc.	14,903	263
FNB Corp.	24,333	259
* Ezcorp Inc. Class A	8,345	243
Susquehanna Bancshares Inc.	30,338	240
Northwest Bancshares Inc.	18,565	231
United Bankshares Inc.	8,595	230
RLI Corp.	3,200	227
* Portfolio Recovery Associates Inc.	3,217	223
UMB Financial Corp.	6,222	222
Sovran Self Storage Inc.	5,322	222
EastGroup Properties Inc.	5,156	219
* First Cash Financial Services Inc.	5,916	215
* Texas Capital Bancshares Inc.	7,181	207
Medical Properties Trust Inc.	21,549	206
Old National Bancorp	17,967	202
Lexington Realty Trust	26,194	199
National Penn Bancshares Inc.	23,754	198
First Financial Bankshares Inc.	5,965	197
* World Acceptance Corp.	2,814	193
Prospect Capital Corp.	20,775	193
PS Business Parks Inc.	3,639	192
Community Bank System Inc.	7,121	188
Wintrust Financial Corp.	6,760	188
First Financial Bancorp	11,285	179
Selective Insurance Group Inc.	10,479	173
LTC Properties Inc.	5,900	170
Tower Group Inc.	8,018	168
Glacier Bancorp Inc.	13,974	168
* Financial Engines Inc.	7,547	166
Acadia Realty Trust	8,075	158
Bank of the Ozarks Inc.	5,372	152
Franklin Street Properties Corp.	13,809	151
NBT Bancorp Inc.	6,537	139
* Nara Bancorp Inc.	14,695	138
Columbia Banking System Inc.	7,527	135
First Midwest Bancorp Inc.	14,166	135
Provident Financial Services Inc.	10,239	134
Infinity Property & Casualty Corp.	2,297	132
Safety Insurance Group Inc.	2,901	121
PacWest Bancorp	6,483	121

Boston Private Financial Holdings Inc.	15,085	117
Oritani Financial Corp.	8,887	116
Employers Holdings Inc.	6,640	115
* National Financial Partners Corp.	8,043	111
PrivateBancorp Inc. Class A	11,523	111
Independent Bank Corp.	4,175	109
Inland Real Estate Corp.	14,592	108
Interactive Brokers Group Inc.	7,279	108
Home Bancshares Inc.	4,344	108
Meadowbrook Insurance Group Inc.	9,998	102
* Forestar Group Inc.	6,653	101
* Navigators Group Inc.	2,162	101
Pennsylvania Real Estate Investment Trust	10,608	99
S&T Bancorp Inc.	5,279	97
* Pinnacle Financial Partners Inc.	6,458	97
City Holding Co.	2,950	96
Trustco Bank Corp. NY	18,200	96
Horace Mann Educators Corp.	7,745	95
First Commonwealth Financial Corp.	19,829	92
* Encore Capital Group Inc.	4,126	90
Simmons First National Corp. Class A	3,382	90
Brookline Bancorp Inc.	11,109	89
Universal Health Realty Income Trust	2,390	88
Getty Realty Corp.	5,271	84
* AMERISAFE Inc.	3,557	83
* Investment Technology Group Inc.	7,768	83
Saul Centers Inc.	2,220	78
United Fire & Casualty Co.	3,911	77
Urstadt Biddle Properties Inc. Class A	4,280	72
Dime Community Bancshares Inc.	5,453	65
Tompkins Financial Corp.	1,550	62
* Piper Jaffray Cos.	2,896	60
* eHealth Inc.	3,816	58
Sterling Bancorp	5,907	52
Kite Realty Group Trust	12,192	51
Calamos Asset Management Inc. Class A	3,853	46
Presidential Life Corp.	4,332	44
* Hanmi Financial Corp.	48,198	42
Parkway Properties Inc.	4,171	42
Stewart Information Services Corp.	3,950	42
* Wilshire Bancorp Inc.	12,491	40
Cedar Realty Trust Inc.	11,227	38
SWS Group Inc.	5,360	34
Bank Mutual Corp.	8,365	28
* United Community Banks Inc.	3,346	23
* First BanCorp/Puerto Rico	3,841	13
		17,198
Health Care (12.5%)
* Regeneron Pharmaceuticals Inc.	14,310	850
* Healthspring Inc.	13,005	710
* Questcor Pharmaceuticals Inc.	11,901	535
* Salix Pharmaceuticals Ltd.	11,311	499
* HMS Holdings Corp.	16,308	495
* Cubist Pharmaceuticals Inc.	11,699	451
* Centene Corp.	9,706	376
* Viropharma Inc.	13,541	325
* Align Technology Inc.	13,024	319

* Haemonetics Corp.	4,917	291
* Magellan Health Services Inc.	5,323	270
Quality Systems Inc.	7,564	267
* PSS World Medical Inc.	10,248	250
West Pharmaceutical Services Inc.	6,431	248
* PAREXEL International Corp.	11,321	227
* Par Pharmaceutical Cos. Inc.	6,993	227
Chemed Corp.	3,785	203
* Zoll Medical Corp.	4,249	196
* Medicines Co.	10,217	193
* Air Methods Corp.	2,118	171
* MWI Veterinary Supply Inc.	2,381	165
* Neogen Corp.	4,444	157
* Amsurg Corp. Class A	5,918	154
Meridian Bioscience Inc.	7,919	152
* CONMED Corp.	5,538	146
* Cyberonics Inc.	4,784	145
* IPC The Hospitalist Co. Inc.	3,096	143
Analogic Corp.	2,379	133
* Integra LifeSciences Holdings Corp.	3,867	124
Invacare Corp.	6,012	124
* Kindred Healthcare Inc.	9,851	122
* Abaxis Inc.	4,337	120
* Molina Healthcare Inc.	5,369	117
* NuVasive Inc.	7,992	110
* Merit Medical Systems Inc.	7,881	109
* SonoSite Inc.	2,609	108
* ICU Medical Inc.	2,372	104
* Hanger Orthopedic Group Inc.	6,293	101
* Greatbatch Inc.	4,550	101
* Omnicell Inc.	6,196	100
Computer Programs & Systems Inc.	2,065	94
Landauer Inc.	1,773	90
* PharMerica Corp.	5,681	89
* Hi-Tech Pharmacal Co. Inc.	1,953	81
* Emergent Biosolutions Inc.	4,650	79
Ensign Group Inc.	3,076	73
Cantel Medical Corp.	2,605	69
* Amedisys Inc.	5,543	66
* Affymetrix Inc.	13,584	61
* Bio-Reference Labs Inc.	4,844	60
* Corvel Corp.	1,234	59
* Arqule Inc.	10,156	57
* Symmetry Medical Inc.	6,875	54
* Natus Medical Inc.	5,672	47
* Healthways Inc.	6,462	42
* Cambrex Corp.	5,937	41
* LHC Group Inc.	2,922	41
* eResearchTechnology Inc.	8,593	39
* Kensey Nash Corp.	1,539	39
* AMN Healthcare Services Inc.	7,708	35
* SurModics Inc.	2,734	34
* Savient Pharmaceuticals Inc.	13,358	34
* Gentiva Health Services Inc.	5,749	33
* Cross Country Healthcare Inc.	6,436	33
* Palomar Medical Technologies Inc.	3,935	33
* Almost Family Inc.	1,700	25

* CryoLife Inc.	5,957	25
* Enzo Biochem Inc.	7,092	17
		11,088
Industrials (15.5%)
CLARCOR Inc.	9,701	470
Robbins & Myers Inc.	8,769	467
* Teledyne Technologies Inc.	7,006	397
* Moog Inc. Class A	8,763	366
* Old Dominion Freight Line Inc.	8,996	349
Toro Co.	5,809	328
EMCOR Group Inc.	12,790	328
Brady Corp. Class A	10,099	302
Actuant Corp. Class A	13,127	301
Belden Inc.	9,074	300
Curtiss-Wright Corp.	8,897	293
AO Smith Corp.	7,426	292
United Stationers Inc.	8,503	285
Applied Industrial Technologies Inc.	8,155	282
Mueller Industries Inc.	7,247	276
* Tetra Tech Inc.	11,950	268
Simpson Manufacturing Co. Inc.	7,732	256
Healthcare Services Group Inc.	12,760	230
Barnes Group Inc.	9,208	229
* Geo Group Inc.	12,476	221
Watts Water Technologies Inc. Class A	5,764	220
* HUB Group Inc. Class A	7,206	215
* II-VI Inc.	10,500	205
ABM Industries Inc.	9,210	200
Kaydon Corp.	6,130	194
Forward Air Corp.	5,619	180
Knight Transportation Inc.	11,541	173
Franklin Electric Co. Inc.	3,565	168
Unifirst Corp.	2,892	167
* Orbital Sciences Corp.	11,133	165
Heartland Express Inc.	11,625	160
Kaman Corp.	5,021	156
Tennant Co.	3,599	151
* Allegiant Travel Co. Class A	2,845	148
Briggs & Stratton Corp.	9,625	145
* Ceradyne Inc.	4,809	143
ESCO Technologies Inc.	5,195	141
AAR Corp.	7,565	138
* EnPro Industries Inc.	4,044	135
Lindsay Corp.	2,363	133
* Dycom Industries Inc.	6,454	129
Albany International Corp.	5,321	129
* Astec Industries Inc.	3,796	127
Cubic Corp.	2,990	127
American Science & Engineering Inc.	1,732	127
Interface Inc. Class A	10,829	125
* Exponent Inc.	2,603	123
* SYKES Enterprises Inc.	7,553	123
* Mobile Mini Inc.	6,762	122
SkyWest Inc.	9,873	120
* Navigant Consulting Inc.	10,141	114
* Aegion Corp. Class A	7,426	113
Quanex Building Products Corp.	7,313	110

G&K Services Inc. Class A	3,639	109
CIRCOR International Inc.	3,308	108
Insperity Inc.	4,336	107
* Aerovironment Inc.	3,466	106
Universal Forest Products Inc.	3,782	105
AZZ Inc.	2,437	103
Tredegar Corp.	4,571	100
* TrueBlue Inc.	7,634	98
Arkansas Best Corp.	4,998	96
Encore Wire Corp.	3,652	95
Resources Connection Inc.	8,531	91
John Bean Technologies Corp.	5,416	89
* Consolidated Graphics Inc.	1,699	87
National Presto Industries Inc.	904	85
Griffon Corp.	8,954	84
Kelly Services Inc. Class A	5,543	80
Standex International Corp.	2,466	79
AAON Inc.	3,584	79
* Gibraltar Industries Inc.	5,784	78
Comfort Systems USA Inc.	7,044	73
* On Assignment Inc.	6,999	73
Heidrick & Struggles International Inc.	3,423	73
Viad Corp.	3,898	72
Cascade Corp.	1,624	71
* GenCorp Inc.	11,239	61
Apogee Enterprises Inc.	5,326	56
* Dolan Co.	5,823	53
* Powell Industries Inc.	1,669	51
Federal Signal Corp.	11,550	43
* NCI Building Systems Inc.	3,762	35
* Orion Marine Group Inc.	5,482	33
Vicor Corp.	3,867	31
CDI Corp.	2,376	31
* Lydall Inc.	3,353	30
Lawson Products Inc.	611	10
Standard Register Co.	3,798	9
		13,750
Information Technology (19.3%)
* CommVault Systems Inc.	8,526	423
* Wright Express Corp.	7,375	387
* Viasat Inc.	8,104	383
* Anixter International Inc.	5,271	324
* FEI Co.	7,442	300
* Microsemi Corp.	16,542	294
* Hittite Microwave Corp.	5,341	291
Cognex Corp.	8,128	290
* CACI International Inc. Class A	4,999	282
MAXIMUS Inc.	6,654	277
* Netgear Inc.	7,222	274
MKS Instruments Inc.	10,046	270
* Cymer Inc.	5,853	262
* Progress Software Corp.	12,832	261
* JDA Software Group Inc.	8,156	257
* Taleo Corp. Class A	7,910	256
Blackbaud Inc.	8,614	253
* Arris Group Inc.	22,900	246
j2 Global Communications Inc.	8,828	239

* Take-Two Interactive Software Inc.	16,616	232
* Cardtronics Inc.	8,389	228
* RightNow Technologies Inc.	4,930	212
* DealerTrack Holdings Inc.	7,967	206
* Synaptics Inc.	6,334	206
Littelfuse Inc.	4,396	205
* Cirrus Logic Inc.	12,532	204
Power Integrations Inc.	5,581	196
* GT Advanced Technologies Inc.	24,267	187
* Plexus Corp.	6,885	187
* MicroStrategy Inc. Class A	1,509	186
* Manhattan Associates Inc.	4,082	184
* Cabot Microelectronics Corp.	4,423	184
* Veeco Instruments Inc.	7,372	183
* Sourcefire Inc.	5,508	182
* Scansource Inc.	5,182	182
* OSI Systems Inc.	3,706	177
* LogMeIn Inc.	4,077	175
* Tessera Technologies Inc.	9,919	172
Heartland Payment Systems Inc.	7,496	169
* Benchmark Electronics Inc.	11,418	158
* Bottomline Technologies Inc.	6,986	157
* FARO Technologies Inc.	3,204	155
* Synchronoss Technologies Inc.	5,042	151
* Tyler Technologies Inc.	4,639	149
* Blue Coat Systems Inc.	8,232	148
* Diodes Inc.	7,113	146
* SYNNEX Corp.	4,828	142
* TriQuint Semiconductor Inc.	31,578	138
* Websense Inc.	7,528	136
Comtech Telecommunications Corp.	4,437	134
* Tekelec	12,018	132
* Ceva Inc.	4,561	131
* Brightpoint Inc.	13,097	131
Ebix Inc.	6,050	130
* Rofin-Sinar Technologies Inc.	5,348	129
* Liquidity Services Inc.	3,777	129
* Kulicke & Soffa Industries Inc.	13,995	127
* ATMI Inc.	6,144	127
* Insight Enterprises Inc.	8,513	125
* Rogers Corp.	3,136	125
* Stratasys Inc.	3,973	122
* Netscout Systems Inc.	6,838	121
MTS Systems Corp.	2,986	120
Brooks Automation Inc.	12,536	120
* comScore Inc.	5,989	119
* Harmonic Inc.	21,928	118
* Volterra Semiconductor Corp.	4,796	118
* Standard Microsystems Corp.	4,485	112
* Ultratech Inc.	4,833	112
* LivePerson Inc.	8,892	112
Park Electrochemical Corp.	4,040	111
* TTM Technologies Inc.	9,631	106
Micrel Inc.	9,862	103
* Monotype Imaging Holdings Inc.	6,773	100
Black Box Corp.	3,512	100
OPNET	2,789	99

* CSG Systems International Inc.	6,464	98
* DTS Inc.	3,354	97
* Newport Corp.	7,303	95
Forrester Research Inc.	2,899	94
* Checkpoint Systems Inc.	7,627	92
iGate Corp.	5,706	89
United Online Inc.	16,614	88
Badger Meter Inc.	2,812	87
* TeleTech Holdings Inc.	4,794	84
* Advanced Energy Industries Inc.	8,202	82
EPIQ Systems Inc.	6,041	82
* Entropic Communications Inc.	16,251	81
* Measurement Specialties Inc.	2,824	81
* Mercury Computer Systems Inc.	5,683	78
* InfoSpace Inc.	7,377	71
* Intermec Inc.	9,678	71
* STR Holdings Inc.	7,713	71
* Super Micro Computer Inc.	4,950	67
Daktronics Inc.	7,106	67
* Monolithic Power Systems Inc.	5,535	67
Stamps.com Inc.	2,413	66
* Interactive Intelligence Group	2,761	62
Methode Electronics Inc.	6,835	61
* Oplink Communications Inc.	3,670	61
* CIBER Inc.	14,337	59
* Electro Scientific Industries Inc.	4,453	59
* Virtusa Corp.	3,510	55
* Nanometrics Inc.	3,311	55
* Exar Corp.	8,655	55
CTS Corp.	6,387	54
* Digi International Inc.	4,772	52
* Perficient Inc.	5,739	49
* Rudolph Technologies Inc.	6,112	48
* Supertex Inc.	2,538	47
Cohu Inc.	4,569	46
* Avid Technology Inc.	5,674	45
* Kopin Corp.	12,630	44
* Symmetricom Inc.	8,525	44
* Sigma Designs Inc.	6,076	42
* XO Group Inc.	5,455	40
* Pericom Semiconductor Corp.	5,116	40
* Intevac Inc.	4,667	35
Bel Fuse Inc. Class B	1,910	35
* Rubicon Technology Inc.	3,261	31
Pulse Electronics Corp.	8,864	27
PC-Tel Inc.	3,713	26
* DSP Group Inc.	4,240	25
* THQ Inc.	14,491	25
* Agilysys Inc.	2,896	24
* Radisys Corp.	4,319	19
* Novatel Wireless Inc.	5,773	19
* NCI Inc. Class A	1,433	17
* Network Equipment Technologies Inc.	7,128	12
		17,140
Materials (4.7%)
Buckeye Technologies Inc.	7,501	232
Balchem Corp.	5,549	230

HB Fuller Co.	9,524	220
Schweitzer-Mauduit International Inc.	3,029	216
Eagle Materials Inc.	8,627	200
PolyOne Corp.	17,562	189
* Calgon Carbon Corp.	10,983	163
* RTI International Metals Inc.	5,779	158
* Clearwater Paper Corp.	4,483	158
AMCOL International Corp.	4,760	158
* OM Group Inc.	6,109	139
Haynes International Inc.	2,313	139
Kaiser Aluminum Corp.	2,973	138
Texas Industries Inc.	5,266	133
Deltic Timber Corp.	2,075	133
* Kraton Performance Polymers Inc.	6,266	132
Stepan Co.	1,597	130
Koppers Holdings Inc.	3,898	129
* KapStone Paper and Packaging Corp.	7,422	123
A Schulman Inc.	5,893	122
* LSB Industries Inc.	3,492	109
* Century Aluminum Co.	10,680	103
Quaker Chemical Corp.	2,512	98
* Materion Corp.	3,909	96
Myers Industries Inc.	6,523	80
Wausau Paper Corp.	9,179	71
Hawkins Inc.	1,753	69
Zep Inc.	4,072	57
American Vanguard Corp.	4,395	56
Neenah Paper Inc.	2,856	53
* AM Castle & Co.	3,375	46
Olympic Steel Inc.	1,857	44
* Headwaters Inc.	12,864	33
		4,157
Telecommunication Services (0.6%)
* Cincinnati Bell Inc.	38,135	112
* General Communication Inc. Class A	7,144	73
Atlantic Tele-Network Inc.	1,712	71
* Neutral Tandem Inc.	5,901	64
* NTELOS Holdings Corp.	2,890	61
USA Mobility Inc.	4,131	58
* Cbeyond Inc.	6,173	45
* Lumos Networks Corp.	2,890	42
		526
Utilities (4.4%)
Piedmont Natural Gas Co. Inc.	13,861	457
New Jersey Resources Corp.	7,897	374
Southwest Gas Corp.	8,757	354
UIL Holdings Corp.	9,653	336
South Jersey Industries Inc.	5,734	322
El Paso Electric Co.	8,071	279
Avista Corp.	11,044	276
Unisource Energy Corp.	7,038	259
Allete Inc.	6,195	247
NorthWestern Corp.	6,962	243
Northwest Natural Gas Co.	5,124	241
Laclede Group Inc.	4,342	174
CH Energy Group Inc.	2,923	165

American States Water Co.		3,559	126
Central Vermont Public Service Corp.		2,505	88
			3,941
Total Common Stocks (Cost $94,417)			88,950
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.5%)
Money Market Fund (0.5%)
1 Vanguard Market Liquidity Fund (Cost $454)	0.135%	453,486	454

Total Investments (100.7%) (Cost $94,871)			89,404
Other Assets and Liabilities-Net (-0.7%)			(615)
Net Assets (100%)			88,789
* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2011, 100% of the market value of the fund's investments was based on Level 1 inputs.

C. At November 30, 2011, the cost of investment securities for tax purposes was $94,871,000. Net unrealized depreciation of investment securities for tax purposes was $5,467,000, consisting of unrealized gains of $5,042,000 on securities that had risen in value since their purchase and $10,509,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Small-Cap 600 Value Index

Schedule of Investments
As of November 30, 2011

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (12.1%)
Pool Corp.	3,054	93
* Live Nation Entertainment Inc.	9,301	80
Group 1 Automotive Inc.	1,491	73
* Jack in the Box Inc.	2,934	60
* Helen of Troy Ltd.	1,960	59
Brunswick Corp.	2,816	52
Wolverine World Wide Inc.	1,343	50
Hillenbrand Inc.	2,170	49
* Childrens Place Retail Stores Inc.	855	46
* Vitamin Shoppe Inc.	1,173	43
Men's Wearhouse Inc.	1,458	41
* Genesco Inc.	655	39
* Meritage Homes Corp.	1,755	38
PEP Boys-Manny Moe & Jack	3,329	38
Ethan Allen Interiors Inc.	1,628	33
* Liz Claiborne Inc.	3,986	33
Fred's Inc. Class A	2,435	33
Sonic Automotive Inc. Class A	2,212	33
* La-Z-Boy Inc.	3,284	33
* Skechers U.S.A. Inc. Class A	2,322	31
Lithia Motors Inc. Class A	1,391	31
* Ruby Tuesday Inc.	3,986	29
Drew Industries Inc.	1,199	26
* OfficeMax Inc.	5,437	25
Harte-Hanks Inc.	2,766	25
Stage Stores Inc.	1,960	25
Standard Motor Products Inc.	1,234	24
* Quiksilver Inc.	7,779	24
* Pinnacle Entertainment Inc.	2,198	23
Finish Line Inc. Class A	1,100	23
Callaway Golf Co.	4,094	23
* Boyd Gaming Corp.	3,407	23
Brown Shoe Co. Inc.	2,640	22
Blyth Inc.	327	22
* Papa John's International Inc.	544	21
* Standard Pacific Corp.	6,372	20
Jakks Pacific Inc.	1,055	20
* Red Robin Gourmet Burgers Inc.	725	19
HOT Topic Inc.	2,672	19
Cato Corp. Class A	717	18
* Marriott Vacations Worldwide Corp.	1,084	17
* Shuffle Master Inc.	1,560	17
* Sonic Corp.	2,437	17
Movado Group Inc.	1,093	17
* Select Comfort Corp.	897	17
Superior Industries International Inc.	961	16
Marcus Corp.	1,273	16
Oxford Industries Inc.	409	16
* Arctic Cat Inc.	770	15

Haverty Furniture Cos. Inc.	1,201	15
* Corinthian Colleges Inc.	5,256	14
* Multimedia Games Holding Co. Inc.	1,671	12
* Rue21 Inc.	502	12
* Winnebago Industries Inc.	1,872	12
Stein Mart Inc.	1,732	11
* Ruth's Hospitality Group Inc.	2,206	11
* EW Scripps Co. Class A	1,254	11
* M/I Homes Inc.	1,163	11
Nutrisystem Inc.	900	10
Spartan Motors Inc.	2,076	10
* MarineMax Inc.	1,450	9
* Tuesday Morning Corp.	2,717	9
* Audiovox Corp. Class A	1,162	8
* Midas Inc.	940	8
* O'Charleys Inc.	1,173	8
Christopher & Banks Corp.	2,224	6
Big 5 Sporting Goods Corp.	641	6
* Zale Corp.	1,639	6
* Perry Ellis International Inc.	368	5
* K-Swiss Inc. Class A	1,694	5
* Coldwater Creek Inc.	5,525	5
* Monarch Casino & Resort Inc.	456	4
* School Specialty Inc.	996	4
Lincoln Educational Services Corp.	505	4
Skyline Corp.	291	2
		1,785
Consumer Staples (3.9%)
Casey's General Stores Inc.	2,404	128
* Hain Celestial Group Inc.	1,686	63
Sanderson Farms Inc.	1,185	61
* United Natural Foods Inc.	1,233	47
Snyders-Lance Inc.	1,439	30
B&G Foods Inc. Class A	1,281	28
* Central Garden and Pet Co. Class A	2,958	26
Spartan Stores Inc.	1,438	26
Andersons Inc.	552	25
Nash Finch Co.	771	21
WD-40 Co.	481	20
J&J Snack Foods Corp.	376	20
* Prestige Brands Holdings Inc.	1,893	19
* Alliance One International Inc.	5,576	16
Diamond Foods Inc.	562	16
* Seneca Foods Corp. Class A	568	13
Cal-Maine Foods Inc.	334	11
		570
Energy (5.8%)
World Fuel Services Corp.	4,501	193
Bristow Group Inc.	2,313	107
* Hornbeck Offshore Services Inc.	2,146	72
Lufkin Industries Inc.	864	61
* Swift Energy Co.	1,719	50
* Tetra Technologies Inc.	4,879	45
* Pioneer Drilling Co.	3,890	43
SEACOR Holdings Inc.	451	39
* Stone Energy Corp.	1,333	38

* Petroleum Development Corp.	988	33
* Approach Resources Inc.	858	27
Gulf Island Fabrication Inc.	911	26
* ION Geophysical Corp.	4,090	24
* Basic Energy Services Inc.	1,130	21
Overseas Shipholding Group Inc.	1,646	17
* Matrix Service Co.	1,694	16
Penn Virginia Corp.	2,922	15
* Petroquest Energy Inc.	2,046	14
* OYO Geospace Corp.	90	8
* GeoResources Inc.	282	8
		857
Financials (25.0%)
ProAssurance Corp.	1,936	154
Delphi Financial Group Inc.	3,480	96
BioMed Realty Trust Inc.	5,156	92
Umpqua Holdings Corp.	7,229	90
FNB Corp.	8,045	86
LaSalle Hotel Properties	3,391	79
Susquehanna Bancshares Inc.	9,920	79
Northwest Bancshares Inc.	6,173	77
Kilroy Realty Corp.	2,112	76
United Bankshares Inc.	2,846	76
RLI Corp.	1,049	74
Post Properties Inc.	1,755	70
Extra Space Storage Inc.	2,854	69
* Texas Capital Bancshares Inc.	2,365	68
Entertainment Properties Trust	1,499	67
Old National Bancorp	5,967	67
National Retail Properties Inc.	2,474	65
Colonial Properties Trust	3,294	65
Prospect Capital Corp.	6,914	64
Wintrust Financial Corp.	2,255	63
Selective Insurance Group Inc.	3,407	56
Mid-America Apartment Communities Inc.	964	55
Healthcare Realty Trust Inc.	3,135	55
Glacier Bancorp Inc.	4,546	55
DiamondRock Hospitality Co.	5,820	51
Franklin Street Properties Corp.	4,500	49
UMB Financial Corp.	1,284	46
* Nara Bancorp Inc.	4,854	46
NBT Bancorp Inc.	2,111	45
Columbia Banking System Inc.	2,491	45
First Midwest Bancorp Inc.	4,708	45
National Penn Bancshares Inc.	5,347	45
Sovran Self Storage Inc.	1,065	44
Infinity Property & Casualty Corp.	772	44
Lexington Realty Trust	5,297	40
Safety Insurance Group Inc.	957	40
PacWest Bancorp	2,126	40
Community Bank System Inc.	1,486	39
Boston Private Financial Holdings Inc.	4,951	38
Employers Holdings Inc.	2,208	38
First Financial Bankshares Inc.	1,113	37
Interactive Brokers Group Inc.	2,437	36
PrivateBancorp Inc. Class A	3,768	36
Independent Bank Corp.	1,354	35

Home Bancshares Inc.	1,418	35
* Navigators Group Inc.	724	34
S&T Bancorp Inc.	1,768	33
* Pinnacle Financial Partners Inc.	2,165	32
First Financial Bancorp	1,987	32
PS Business Parks Inc.	594	31
EastGroup Properties Inc.	730	31
Trustco Bank Corp. NY	5,889	31
City Holding Co.	951	31
First Commonwealth Financial Corp.	6,632	31
Horace Mann Educators Corp.	2,524	31
Brookline Bancorp Inc.	3,735	30
Provident Financial Services Inc.	2,271	30
Simmons First National Corp. Class A	1,100	29
* Investment Technology Group Inc.	2,607	28
LTC Properties Inc.	963	28
* AMERISAFE Inc.	1,171	27
United Fire & Casualty Co.	1,325	26
Medical Properties Trust Inc.	2,689	26
* Financial Engines Inc.	1,124	25
Inland Real Estate Corp.	3,279	24
Meadowbrook Insurance Group Inc.	2,294	23
Tower Group Inc.	1,102	23
Acadia Realty Trust	1,106	22
* Piper Jaffray Cos.	974	20
* National Financial Partners Corp.	1,453	20
Bank of the Ozarks Inc.	698	20
Pennsylvania Real Estate Investment Trust	1,859	17
Sterling Bancorp	1,982	17
Kite Realty Group Trust	4,078	17
Universal Health Realty Income Trust	435	16
Parkway Properties Inc.	1,408	14
Oritani Financial Corp.	1,094	14
* Hanmi Financial Corp.	15,932	14
Presidential Life Corp.	1,331	14
* Forestar Group Inc.	860	13
Stewart Information Services Corp.	1,202	13
* Wilshire Bancorp Inc.	3,783	12
Urstadt Biddle Properties Inc. Class A	713	12
Tompkins Financial Corp.	298	12
Cedar Realty Trust Inc.	3,526	12
SWS Group Inc.	1,822	12
Dime Community Bancshares Inc.	973	12
Saul Centers Inc.	288	10
Calamos Asset Management Inc. Class A	825	10
Bank Mutual Corp.	2,857	10
Getty Realty Corp.	599	10
* United Community Banks Inc.	1,193	8
* Encore Capital Group Inc.	373	8
* First BanCorp/Puerto Rico	1,324	5
		3,672
Health Care (5.7%)
* Centene Corp.	3,185	123
* Amsurg Corp. Class A	1,968	51
* CONMED Corp.	1,806	48
West Pharmaceutical Services Inc.	1,219	47
Invacare Corp.	2,032	42

* Kindred Healthcare Inc.	3,297	41
* Molina Healthcare Inc.	1,806	40
* PSS World Medical Inc.	1,544	38
* Hanger Orthopedic Group Inc.	2,119	34
* Magellan Health Services Inc.	619	31
* PharMerica Corp.	1,860	29
* Medicines Co.	1,366	26
* Amedisys Inc.	1,869	22
Meridian Bioscience Inc.	1,098	21
* Affymetrix Inc.	4,482	20
Analogic Corp.	338	19
* Symmetry Medical Inc.	2,327	18
* ICU Medical Inc.	394	17
* Omnicell Inc.	1,031	17
* Merit Medical Systems Inc.	1,083	15
* Greatbatch Inc.	647	14
* Healthways Inc.	2,157	14
* Cambrex Corp.	1,827	13
* AMN Healthcare Services Inc.	2,582	12
* Gentiva Health Services Inc.	1,900	11
* Emergent Biosolutions Inc.	639	11
* SonoSite Inc.	251	10
* Cross Country Healthcare Inc.	1,932	10
* eResearchTechnology Inc.	1,517	7
* Palomar Medical Technologies Inc.	840	7
Cantel Medical Corp.	252	7
* Natus Medical Inc.	757	6
* SurModics Inc.	411	5
* LHC Group Inc.	333	5
* CryoLife Inc.	1,041	4
* Savient Pharmaceuticals Inc.	1,633	4
		839
Industrials (21.6%)
* Teledyne Technologies Inc.	2,324	132
* Moog Inc. Class A	2,902	121
EMCOR Group Inc.	4,232	108
Brady Corp. Class A	3,345	100
Actuant Corp. Class A	4,341	100
Curtiss-Wright Corp.	2,942	97
United Stationers Inc.	2,813	94
Applied Industrial Technologies Inc.	2,689	93
Robbins & Myers Inc.	1,729	92
Mueller Industries Inc.	2,394	91
Simpson Manufacturing Co. Inc.	2,564	85
CLARCOR Inc.	1,652	80
Barnes Group Inc.	3,015	75
* Geo Group Inc.	4,106	73
Watts Water Technologies Inc. Class A	1,884	72
ABM Industries Inc.	3,029	66
* Old Dominion Freight Line Inc.	1,425	55
Belden Inc.	1,620	54
Kaman Corp.	1,669	52
Briggs & Stratton Corp.	3,198	48
Toro Co.	836	47
* Ceradyne Inc.	1,573	47
AAR Corp.	2,494	46
Albany International Corp.	1,780	43

* Dycom Industries Inc.	2,121	43
Kaydon Corp.	1,333	42
* Astec Industries Inc.	1,256	42
* HUB Group Inc. Class A	1,392	41
AO Smith Corp.	1,053	41
SkyWest Inc.	3,263	40
* Tetra Tech Inc.	1,694	38
* Aegion Corp. Class A	2,496	38
* Navigant Consulting Inc.	3,313	37
Quanex Building Products Corp.	2,393	36
G&K Services Inc. Class A	1,184	35
Universal Forest Products Inc.	1,231	34
Tredegar Corp.	1,468	32
Encore Wire Corp.	1,207	31
Arkansas Best Corp.	1,606	31
Heartland Express Inc.	2,146	30
Franklin Electric Co. Inc.	618	29
Knight Transportation Inc.	1,918	29
Griffon Corp.	3,014	28
Tennant Co.	642	27
Unifirst Corp.	463	27
* Gibraltar Industries Inc.	1,939	26
Kelly Services Inc. Class A	1,800	26
* Orbital Sciences Corp.	1,741	26
ESCO Technologies Inc.	944	26
Standex International Corp.	795	25
Forward Air Corp.	787	25
Comfort Systems USA Inc.	2,412	25
* On Assignment Inc.	2,323	24
Heidrick & Struggles International Inc.	1,135	24
Viad Corp.	1,295	24
* GenCorp Inc.	3,756	20
Resources Connection Inc.	1,887	20
* SYKES Enterprises Inc.	1,203	20
* Mobile Mini Inc.	1,086	20
CIRCOR International Inc.	586	19
Apogee Enterprises Inc.	1,792	19
* TrueBlue Inc.	1,473	19
* Aerovironment Inc.	615	19
Interface Inc. Class A	1,594	18
Insperity Inc.	731	18
* Powell Industries Inc.	568	17
Cascade Corp.	353	15
Cubic Corp.	355	15
Federal Signal Corp.	3,962	15
John Bean Technologies Corp.	788	13
AZZ Inc.	276	12
CDI Corp.	809	11
AAON Inc.	474	10
* Lydall Inc.	1,073	10
* NCI Building Systems Inc.	939	9
Lawson Products Inc.	252	4
Standard Register Co.	844	2
		3,178
Information Technology (12.5%)
* Anixter International Inc.	1,753	108
* CACI International Inc. Class A	1,667	94

* Arris Group Inc.	7,528	81
* Scansource Inc.	1,717	60
* FEI Co.	1,436	58
MKS Instruments Inc.	2,095	56
Heartland Payment Systems Inc.	2,468	56
* Benchmark Electronics Inc.	3,784	52
* Cymer Inc.	1,136	51
* Microsemi Corp.	2,802	50
* SYNNEX Corp.	1,609	47
Comtech Telecommunications Corp.	1,483	45
* Brightpoint Inc.	4,311	43
* Tekelec	3,877	43
* Insight Enterprises Inc.	2,881	42
* Take-Two Interactive Software Inc.	3,016	42
Cognex Corp.	1,171	42
Brooks Automation Inc.	4,169	40
Black Box Corp.	1,141	33
* Checkpoint Systems Inc.	2,527	30
United Online Inc.	5,606	30
EPIQ Systems Inc.	2,002	27
* ATMI Inc.	1,289	27
* DealerTrack Holdings Inc.	1,026	27
* Rofin-Sinar Technologies Inc.	1,104	27
* LogMeIn Inc.	613	26
* Rogers Corp.	658	26
* Plexus Corp.	948	26
* FARO Technologies Inc.	523	25
* Intermec Inc.	3,237	24
Park Electrochemical Corp.	860	24
* InfoSpace Inc.	2,416	23
* Tessera Technologies Inc.	1,338	23
* Harmonic Inc.	4,023	22
* Standard Microsystems Corp.	855	21
Methode Electronics Inc.	2,353	21
MTS Systems Corp.	511	20
* Cabot Microelectronics Corp.	483	20
* Ultratech Inc.	837	19
* CIBER Inc.	4,583	19
CTS Corp.	2,188	19
* Digi International Inc.	1,615	18
* Advanced Energy Industries Inc.	1,766	18
* Avid Technology Inc.	1,878	15
* Newport Corp.	1,108	14
Badger Meter Inc.	436	14
* Electro Scientific Industries Inc.	1,008	13
* STR Holdings Inc.	1,419	13
Daktronics Inc.	1,307	12
Bel Fuse Inc. Class B	639	12
Cohu Inc.	1,077	11
* Super Micro Computer Inc.	763	10
* TeleTech Holdings Inc.	545	10
* Supertex Inc.	503	9
* Rudolph Technologies Inc.	1,160	9
* Monotype Imaging Holdings Inc.	593	9
* DSP Group Inc.	1,447	8
PC-Tel Inc.	1,152	8
* Agilysys Inc.	969	8

* XO Group Inc.	1,015	7
* Exar Corp.	1,162	7
* THQ Inc.	4,245	7
* Symmetricom Inc.	1,311	7
* Intevac Inc.	852	6
Pulse Electronics Corp.	1,732	5
* Pericom Semiconductor Corp.	662	5
* Sigma Designs Inc.	691	5
* Radisys Corp.	842	4
* NCI Inc. Class A	195	2
* Network Equipment Technologies Inc.	1,064	2
		1,837
Materials (5.3%)
HB Fuller Co.	3,113	72
* Clearwater Paper Corp.	1,449	51
Kaiser Aluminum Corp.	994	46
Eagle Materials Inc.	1,959	45
Texas Industries Inc.	1,771	45
Stepan Co.	518	42
A Schulman Inc.	1,948	40
* RTI International Metals Inc.	1,223	33
Haynes International Inc.	543	33
* Calgon Carbon Corp.	1,857	28
AMCOL International Corp.	821	27
Myers Industries Inc.	2,193	27
Koppers Holdings Inc.	798	26
PolyOne Corp.	2,422	26
* Kraton Performance Polymers Inc.	1,237	26
Deltic Timber Corp.	393	25
Wausau Paper Corp.	3,140	24
* Century Aluminum Co.	2,277	22
* OM Group Inc.	875	20
Zep Inc.	1,396	20
American Vanguard Corp.	1,463	19
Neenah Paper Inc.	959	18
* LSB Industries Inc.	535	17
* AM Castle & Co.	1,045	14
Olympic Steel Inc.	569	13
* Materion Corp.	445	11
* Headwaters Inc.	3,778	10
		780
Telecommunication Services (0.5%)
* Cincinnati Bell Inc.	12,521	37
USA Mobility Inc.	837	12
* General Communication Inc. Class A	943	9
* NTELOS Holdings Corp.	432	9
* Lumos Networks Corp.	256	4
		71
Utilities (7.6%)
New Jersey Resources Corp.	2,619	124
Southwest Gas Corp.	2,900	117
UIL Holdings Corp.	3,198	111
Piedmont Natural Gas Co. Inc.	2,916	96
Avista Corp.	3,670	92
Unisource Energy Corp.	2,328	86
Allete Inc.	2,023	81

NorthWestern Corp.	2,298	80
South Jersey Industries Inc.	1,084	61
Laclede Group Inc.	1,424	57
CH Energy Group Inc.	980	55
Northwest Natural Gas Co.	1,074	51
El Paso Electric Co.	1,457	50
Central Vermont Public Service Corp.	849	30
American States Water Co.	560	20
		1,111
Total Investments (100.0%) (Cost $14,311)		14,700
Other Assets and Liabilities-Net (0.0%)		(3)
Net Assets (100%)		14,697
* Non-income-producing security.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2011, 100% of the market value of the fund's investments was based on Level 1 inputs.

C. At November 30, 2011, the cost of investment securities for tax purposes was $14,311,000. Net unrealized appreciation of investment securities for tax purposes was $389,000, consisting of unrealized gains of $1,101,000 on securities that had risen in value since their purchase and $712,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Small-Cap 600 Growth Index Fund

Schedule of Investments
As of November 30, 2011

		Market
		Value
	Shares	($000)
Common Stocks (100.1%)
Consumer Discretionary (17.6%)
* Carter's Inc.	4,146	165
HSN Inc.	3,282	117
* Crocs Inc.	7,343	114
* JOS A Bank Clothiers Inc.	2,284	113
* Steven Madden Ltd.	3,126	111
* Coinstar Inc.	2,523	108
* Iconix Brand Group Inc.	6,019	104
Monro Muffler Brake Inc.	2,508	101
* Hibbett Sports Inc.	2,203	100
* Buffalo Wild Wings Inc.	1,507	97
* BJ's Restaurants Inc.	1,978	95
Cracker Barrel Old Country Store Inc.	1,890	90
Buckle Inc.	2,216	89
Wolverine World Wide Inc.	2,309	85
Arbitron Inc.	2,234	84
* Cabela's Inc.	3,539	83
* True Religion Apparel Inc.	2,123	75
* iRobot Corp.	2,214	70
Brunswick Corp.	3,670	68
Texas Roadhouse Inc. Class A	5,043	68
* Genesco Inc.	1,135	67
Men's Wearhouse Inc.	2,311	64
* Select Comfort Corp.	3,447	64
Finish Line Inc. Class A	2,999	63
* DineEquity Inc.	1,314	62
* Peet's Coffee & Tea Inc.	1,058	61
* American Public Education Inc.	1,463	56
CEC Entertainment Inc.	1,598	54
PF Chang's China Bistro Inc.	1,741	53
Hillenbrand Inc.	2,307	52
* Childrens Place Retail Stores Inc.	955	51
Sturm Ruger & Co. Inc.	1,555	50
* Interval Leisure Group Inc.	3,372	47
* Blue Nile Inc.	1,175	45
* Capella Education Co.	1,255	43
* Zumiez Inc.	1,788	42
* Biglari Holdings Inc.	118	41
* Lumber Liquidators Holdings Inc.	2,296	39
Cato Corp. Class A	1,495	38
* Maidenform Brands Inc.	1,934	36
* Papa John's International Inc.	874	33
* Vitamin Shoppe Inc.	865	32
* Shuffle Master Inc.	2,436	27
* Digital Generation Inc.	2,267	26
* Pinnacle Entertainment Inc.	2,267	24
Oxford Industries Inc.	602	23
* Universal Technical Institute Inc.	1,756	22
* Liz Claiborne Inc.	2,553	21
* Universal Electronics Inc.	1,229	20

* Kirkland's Inc.	1,389	17
Jakks Pacific Inc.	846	16
PetMed Express Inc.	1,719	16
* Rue21 Inc.	630	15
* Sonic Corp.	1,920	14
Nutrisystem Inc.	1,122	13
* Marriott Vacations Worldwide Corp.	793	13
Superior Industries International Inc.	693	11
* EW Scripps Co. Class A	1,059	9
Big 5 Sporting Goods Corp.	954	9
Lincoln Educational Services Corp.	1,183	9
* Perry Ellis International Inc.	603	9
* Monarch Casino & Resort Inc.	332	3
Skyline Corp.	180	1
		3,348
Consumer Staples (4.6%)
* TreeHouse Foods Inc.	2,945	194
* Darling International Inc.	9,607	138
* United Natural Foods Inc.	2,388	92
* Boston Beer Co. Inc. Class A	711	71
* Hain Celestial Group Inc.	1,405	52
B&G Foods Inc. Class A	2,274	50
Snyders-Lance Inc.	1,954	41
J&J Snack Foods Corp.	700	36
Andersons Inc.	816	36
WD-40 Co.	740	31
Diamond Foods Inc.	1,082	30
Calavo Growers Inc.	1,028	27
Cal-Maine Foods Inc.	737	25
Inter Parfums Inc.	1,329	23
* Prestige Brands Holdings Inc.	1,685	17
* Medifast Inc.	1,129	16
		879
Energy (3.5%)
* Gulfport Energy Corp.	3,653	116
SEACOR Holdings Inc.	1,193	104
Lufkin Industries Inc.	1,375	96
Contango Oil & Gas Co.	1,070	67
* Stone Energy Corp.	2,305	65
* Swift Energy Co.	1,265	37
* GeoResources Inc.	1,272	36
* Approach Resources Inc.	1,071	34
* ION Geophysical Corp.	5,154	30
* OYO Geospace Corp.	267	24
* Petroleum Development Corp.	658	22
* Basic Energy Services Inc.	929	18
* Petroquest Energy Inc.	1,975	14
		663
Financials (13.7%)
Tanger Factory Outlet Centers	7,052	200
* Stifel Financial Corp.	4,409	140
National Retail Properties Inc.	4,982	132
Cash America International Inc.	2,407	120
BioMed Realty Trust Inc.	5,938	106
* Ezcorp Inc. Class A	3,567	104
Mid-America Apartment Communities Inc.	1,799	103

* Portfolio Recovery Associates Inc.	1,405	97
Extra Space Storage Inc.	4,026	97
* First Cash Financial Services Inc.	2,532	92
* World Acceptance Corp.	1,232	84
Entertainment Properties Trust	1,880	84
Kilroy Realty Corp.	2,071	75
Post Properties Inc.	1,868	75
LaSalle Hotel Properties	2,578	60
Colonial Properties Trust	2,874	57
Medical Properties Trust Inc.	5,713	55
DiamondRock Hospitality Co.	6,215	55
EastGroup Properties Inc.	1,261	54
PS Business Parks Inc.	797	42
Tower Group Inc.	1,962	41
Acadia Realty Trust	2,071	40
Healthcare Realty Trust Inc.	2,289	40
Bank of the Ozarks Inc.	1,416	40
* Financial Engines Inc.	1,722	38
First Financial Bankshares Inc.	1,131	37
Sovran Self Storage Inc.	885	37
LTC Properties Inc.	1,241	36
UMB Financial Corp.	984	35
First Financial Bancorp	2,191	35
Lexington Realty Trust	4,397	33
Oritani Financial Corp.	2,413	31
* Encore Capital Group Inc.	1,315	29
Community Bank System Inc.	1,083	29
* Forestar Group Inc.	1,767	27
National Penn Bancshares Inc.	3,113	26
* eHealth Inc.	1,647	25
Getty Realty Corp.	1,436	23
* National Financial Partners Corp.	1,603	22
Pennsylvania Real Estate Investment Trust	2,184	20
Saul Centers Inc.	569	20
Provident Financial Services Inc.	1,458	19
Universal Health Realty Income Trust	465	17
Urstadt Biddle Properties Inc. Class A	973	16
Inland Real Estate Corp.	2,083	15
Meadowbrook Insurance Group Inc.	1,349	14
Dime Community Bancshares Inc.	1,006	12
Tompkins Financial Corp.	267	11
Calamos Asset Management Inc. Class A	561	7
		2,607
Health Care (19.3%)
* Regeneron Pharmaceuticals Inc.	6,167	366
* Healthspring Inc.	5,573	304
* Questcor Pharmaceuticals Inc.	5,115	230
* Salix Pharmaceuticals Ltd.	4,850	214
* HMS Holdings Corp.	6,955	211
* Cubist Pharmaceuticals Inc.	5,015	193
* Viropharma Inc.	5,807	139
* Align Technology Inc.	5,604	137
* Haemonetics Corp.	2,116	125
Quality Systems Inc.	3,222	114
* Par Pharmaceutical Cos. Inc.	2,996	97
* PAREXEL International Corp.	4,841	97
Chemed Corp.	1,634	88

* Zoll Medical Corp.	1,818	84
* Magellan Health Services Inc.	1,491	76
* Air Methods Corp.	927	75
* MWI Veterinary Supply Inc.	1,036	72
* Neogen Corp.	1,913	67
* Cyberonics Inc.	2,067	63
* IPC The Hospitalist Co. Inc.	1,349	62
* PSS World Medical Inc.	2,360	58
* Integra LifeSciences Holdings Corp.	1,676	54
* Abaxis Inc.	1,873	52
* Medicines Co.	2,660	50
* NuVasive Inc.	3,475	48
West Pharmaceutical Services Inc.	1,190	46
Computer Programs & Systems Inc.	905	41
Landauer Inc.	770	39
Meridian Bioscience Inc.	1,971	38
* Hi-Tech Pharmacal Co. Inc.	840	35
* SonoSite Inc.	815	34
Analogic Corp.	597	33
Ensign Group Inc.	1,343	32
* Merit Medical Systems Inc.	2,030	28
* Corvel Corp.	533	25
* Bio-Reference Labs Inc.	2,042	25
* Arqule Inc.	4,410	25
* Greatbatch Inc.	1,088	24
* Omnicell Inc.	1,355	22
* ICU Medical Inc.	495	22
* Emergent Biosolutions Inc.	1,198	20
Cantel Medical Corp.	750	20
* Kensey Nash Corp.	622	16
* Natus Medical Inc.	1,427	12
* LHC Group Inc.	848	12
* Almost Family Inc.	679	10
* Savient Pharmaceuticals Inc.	3,772	9
* SurModics Inc.	652	8
* eResearchTechnology Inc.	1,669	8
* Enzo Biochem Inc.	2,753	7
* CryoLife Inc.	922	4
* Palomar Medical Technologies Inc.	452	4
		3,675
Industrials (9.3%)
Healthcare Services Group Inc.	5,457	99
CLARCOR Inc.	1,988	96
* II-VI Inc.	4,477	88
Toro Co.	1,435	81
Robbins & Myers Inc.	1,501	80
* Old Dominion Freight Line Inc.	2,011	78
AO Smith Corp.	1,823	72
* Tetra Tech Inc.	2,930	66
* Allegiant Travel Co. Class A	1,242	65
Belden Inc.	1,796	59
Lindsay Corp.	1,030	58
* EnPro Industries Inc.	1,704	57
American Science & Engineering Inc.	758	55
* Exponent Inc.	1,118	53
Forward Air Corp.	1,409	45
Unifirst Corp.	653	38

* Orbital Sciences Corp.	2,532	38
* HUB Group Inc. Class A	1,257	37
National Presto Industries Inc.	396	37
* Consolidated Graphics Inc.	733	37
Knight Transportation Inc.	2,411	36
Franklin Electric Co. Inc.	748	35
Cubic Corp.	826	35
Interface Inc. Class A	2,659	31
Tennant Co.	721	30
Kaydon Corp.	933	29
Heartland Express Inc.	2,113	29
AZZ Inc.	678	29
* Mobile Mini Inc.	1,544	28
* SYKES Enterprises Inc.	1,695	28
ESCO Technologies Inc.	957	26
Insperity Inc.	952	24
* Dolan Co.	2,458	22
John Bean Technologies Corp.	1,312	22
* Aerovironment Inc.	706	22
CIRCOR International Inc.	662	21
AAON Inc.	923	20
* TrueBlue Inc.	1,382	18
Resources Connection Inc.	1,259	13
* Orion Marine Group Inc.	2,208	13
Vicor Corp.	1,606	13
Cascade Corp.	246	11
* NCI Building Systems Inc.	409	4
		1,778
Information Technology (26.1%)
* CommVault Systems Inc.	3,654	181
* Wright Express Corp.	3,172	166
* Viasat Inc.	3,458	164
* Hittite Microwave Corp.	2,291	125
MAXIMUS Inc.	2,833	118
* Netgear Inc.	3,077	117
* Progress Software Corp.	5,488	112
* JDA Software Group Inc.	3,491	110
* Taleo Corp. Class A	3,392	110
Blackbaud Inc.	3,662	108
j2 Global Communications Inc.	3,799	103
* Cardtronics Inc.	3,578	97
* RightNow Technologies Inc.	2,104	90
Littelfuse Inc.	1,888	88
* Synaptics Inc.	2,702	88
* Cirrus Logic Inc.	5,352	87
Power Integrations Inc.	2,386	84
* MicroStrategy Inc. Class A	662	82
* GT Advanced Technologies Inc.	10,399	80
* Veeco Instruments Inc.	3,178	79
* Manhattan Associates Inc.	1,743	79
* Sourcefire Inc.	2,343	78
* OSI Systems Inc.	1,613	77
Cognex Corp.	1,939	69
* Bottomline Technologies Inc.	2,959	67
* Synchronoss Technologies Inc.	2,195	66
* Tyler Technologies Inc.	2,000	64
* Blue Coat Systems Inc.	3,477	63

* Diodes Inc.	3,047	62
* Microsemi Corp.	3,487	62
* Websense Inc.	3,266	59
* TriQuint Semiconductor Inc.	13,524	59
Ebix Inc.	2,642	57
* Liquidity Services Inc.	1,645	56
* Ceva Inc.	1,927	56
* FEI Co.	1,346	54
* Kulicke & Soffa Industries Inc.	5,951	54
* DealerTrack Holdings Inc.	2,076	54
* Stratasys Inc.	1,744	54
* Cabot Microelectronics Corp.	1,284	53
* comScore Inc.	2,628	52
* Netscout Systems Inc.	2,919	52
* Volterra Semiconductor Corp.	2,036	50
* LivePerson Inc.	3,875	49
* TTM Technologies Inc.	4,229	47
* Cymer Inc.	1,024	46
* Plexus Corp.	1,685	46
* Take-Two Interactive Software Inc.	3,221	45
* Tessera Technologies Inc.	2,501	43
OPNET	1,209	43
MKS Instruments Inc.	1,599	43
* CSG Systems International Inc.	2,829	43
Micrel Inc.	4,117	43
* DTS Inc.	1,415	41
* LogMeIn Inc.	929	40
Forrester Research Inc.	1,206	39
iGate Corp.	2,449	38
* Measurement Specialties Inc.	1,237	35
* Entropic Communications Inc.	7,061	35
* Mercury Computer Systems Inc.	2,502	34
* FARO Technologies Inc.	683	33
* Monotype Imaging Holdings Inc.	2,189	32
* Monolithic Power Systems Inc.	2,431	29
Stamps.com Inc.	1,036	28
* Oplink Communications Inc.	1,613	27
* Interactive Intelligence Group	1,169	26
MTS Systems Corp.	627	25
* TeleTech Holdings Inc.	1,394	25
* Virtusa Corp.	1,543	24
* Ultratech Inc.	1,015	24
* Harmonic Inc.	4,253	23
* Nanometrics Inc.	1,379	23
* Rofin-Sinar Technologies Inc.	909	22
* Perficient Inc.	2,541	22
* Newport Corp.	1,655	22
Badger Meter Inc.	678	21
* Standard Microsystems Corp.	791	20
* Kopin Corp.	5,520	19
* ATMI Inc.	931	19
* Rogers Corp.	458	18
* Super Micro Computer Inc.	1,212	16
Park Electrochemical Corp.	594	16
* STR Holdings Inc.	1,528	14
* Rubicon Technology Inc.	1,457	14
* Exar Corp.	2,111	13

* Advanced Energy Industries Inc.	1,283	13
Daktronics Inc.	1,296	12
* Sigma Designs Inc.	1,742	12
* Pericom Semiconductor Corp.	1,188	9
* Symmetricom Inc.	1,794	9
* Electro Scientific Industries Inc.	689	9
* Novatel Wireless Inc.	2,620	8
* Rudolph Technologies Inc.	1,062	8
* XO Group Inc.	1,036	8
* Supertex Inc.	392	7
Cohu Inc.	609	6
* Intevac Inc.	747	6
* NCI Inc. Class A	396	5
* Radisys Corp.	813	4
Pulse Electronics Corp.	1,124	3
* Network Equipment Technologies Inc.	1,220	2
		4,972
Materials (4.0%)
Buckeye Technologies Inc.	3,220	100
Balchem Corp.	2,372	98
Schweitzer-Mauduit International Inc.	1,325	94
* KapStone Paper and Packaging Corp.	3,194	53
PolyOne Corp.	4,494	48
Quaker Chemical Corp.	1,052	41
* OM Group Inc.	1,512	34
* Calgon Carbon Corp.	2,218	33
AMCOL International Corp.	993	33
Hawkins Inc.	732	29
* Materion Corp.	1,086	27
Eagle Materials Inc.	1,135	26
* LSB Industries Inc.	819	26
Deltic Timber Corp.	381	24
* RTI International Metals Inc.	890	24
Koppers Holdings Inc.	657	22
* Kraton Performance Polymers Inc.	1,021	22
Haynes International Inc.	290	17
* Century Aluminum Co.	1,713	17
		768
Telecommunication Services (0.7%)
Atlantic Tele-Network Inc.	758	31
* Neutral Tandem Inc.	2,603	28
* Cbeyond Inc.	2,559	19
* General Communication Inc. Class A	1,709	17
* NTELOS Holdings Corp.	686	15
* Lumos Networks Corp.	890	13
USA Mobility Inc.	707	10
		133
Utilities (1.3%)
Piedmont Natural Gas Co. Inc.	2,135	70
South Jersey Industries Inc.	1,062	60
El Paso Electric Co.	1,549	53
Northwest Natural Gas Co.	786	37
American States Water Co.	809	29
		249
Total Common Stocks (Cost $18,237)		19,072

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund (Cost $4)	0.135%	4,223	4

Total Investments (100.1%) (Cost $18,241)			19,076
Other Assets and Liabilities-Net (-0.1%)			(16)
Net Assets (100%)			19,060
* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2011, 100% of the market value of the fund's investments was based on Level 1 inputs.

C. At November 30, 2011, the cost of investment securities for tax purposes was $18,241,000. Net unrealized appreciation of investment securities for tax purposes was $835,000, consisting of unrealized gains of $1,736,000 on securities that had risen in value since their purchase and $901,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD ADMIRAL FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD ADMIRAL FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 20, 2012

VANGUARD ADMIRAL FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: January 20, 2012

*By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on November 28, 2011, see
File Number 33-23444, Incorporated by Reference.